Registration Statement No. 333-60215

811-08907

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 5

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5

THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103-3415
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT
The Travelers Life and Annuity Company
One Cityplace
Hartford, Connecticut 06103-3415
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Premier Advisers — AssetManager Annuity Prospectus:

The Travelers Separate Account Seven For Variable Annuities
The Travelers Separate Account Eight For Variable Annuities

This prospectus describes Travelers Premier Advisers — AssetManager Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Salomon Brothers Variable Series Funds Inc.	Van Kampen Life Investment Trust
All Cap Fund — Class I(1)	Comstock Portfolio Class I Shares
High Yield Bond Fund — Class I	Emerging Growth Portfolio Class I Shares
Investors Fund - Class I	Enterprise Portfolio Class I Shares
Small Cap Growth Fund — Class I	Government Portfolio Class I Shares
Strategic Bond Fund — Class I	Growth and Income Portfolio Class I Shares
The Universal Institutional Funds, Inc.	Money Market Portfolio Class I Shares
Active International Allocation Portfolio, Class I
Emerging Markets Equity Portfolio, Class I
Equity Growth Portfolio, Class I
Global Value Equity Portfolio, Class I
Mid Cap Growth Portfolio, Class I
Technology Portfolio, Class I
U.S. Mid Cap Core Portfolio, Class I(2)
U.S. Real Estate Securities Portfolio, Class I
Value Portfolio, Class I

______________

(1)	Formerly Capital Fund — Class I	(2)	Formerly Mid Cap Value Portfolio — Class I

The Contract, certain Contract features and/or some of the Variable Funding Options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003

TABLE OF CONTENTS

Glossary	3	Miscellaneous Contract Provisions	24
Summary	5	Right to Return	24
Fee Table	8	Termination	24
Condensed Financial Information	10	Required Reports	25
The Annuity Contract	10	Suspension of Payments	25
Contract Owner Inquiries	11	The Separate Accounts	25
Purchase Payments	11	Performance Information	25
Accumulation Units	11	Federal Tax Considerations	26
The Variable Funding Options	11	Non-Resident Aliens	26
The Fixed Account	13	General Taxation of Annuities	26
Charges and Deductions	13	Types of Contracts: Qualified or
General	13	Nonqualified	27
Administrative Charges	14	Nonqualified Annuity Contracts	27
Mortality and Expense Risk Charge	14	Puerto Rico Tax Considerations	27
Variable Funding Option Expenses	15	Qualified Annuity Contracts	28
Premium Tax	15	Penalty Tax for Premature Distributions	28
Changes in Taxes Based Upon		Diversification Requirements for
Premium or Value	15	Variable Annuities	28
Transfers	15	Ownership of the Investments	28
Dollar Cost Averaging	16	Mandatory Distributions for Qualified Plans	28
Access to Your Money	17	Taxation of Death Benefit Proceeds	29
Systematic Withdrawals	17	Other Information	29
Loans	17	The Insurance Companies	29
Ownership Provisions	17	Financial Statements	29
Types of Ownership	17	Distribution of Variable Annuity Contracts	29
Contract Owner	17	Conformity with State and Federal Laws	29
Beneficiary	18	Voting Rights	29
Annuitant	18	Legal Proceedings and Opinions	30
Contingent Annuitant	18	Appendix A: Condensed Financial
Death Benefit	18	Information for The Travelers Separate
Death Proceeds Before the Maturity Date	18	Account Seven for Variable Annuities	A-1
Payment of Proceeds	19	Appendix B: Condensed Financial
Beneficiary Contract Continuance	21	Information for The Travelers
Planned Death Benefit	21	Separate Account Eight for Variable
Death Proceeds After the Maturity Date	21	Annuities	B-1
The Annuity Period	21	Appendix C: Fixed Account	C-1
Maturity Date	21	Appendix D: Contents of the Statement of
Allocation of Annuity	22	Additional Information	D-1
Variable Annuity	22
Fixed Annuity	23
Payment Options	23
Election of Options	23
Annuity Options	23
Income Options	24
Variable Liquidity Benefit	24

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Premier Advisers — AssetManager

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account Seven for Variable Annuities (“Separate Account Seven”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Eight for Variable Annuities (“Separate Account Eight”). When we refer to the Separate Account, we are referring to either Separate Account Seven or Separate Account Eight, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity Contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%, and deduct the M&E at an annual rate that varies depending on the death benefit you choose:

	Contract Years 1-6	Contract Years 7 and later

Standard Death Benefit	1.45%	1.40%
Enhanced Death Benefit	1.60%	1.40%

For Contracts with a value of less than $75,000 we also deduct an annual contract administrative charge of $50. Each Underlying Fund also charges for management costs and other expenses.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    •   Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

    •   Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Contract Administrative Charges

Annual Contract Administrative Charge	$50
(waived if Contract Value is $75,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Standard Death Benefit	Contract Years 1-6	Contract Years 7 and later

Mortality & Expense Risk Charge	1.45%	1.40%
Administrative Expense Charge	0.15%	0.15%
Total Separate Account Charges	1.60%	1.55%

Enhanced Death Benefit	Contract Years 1-6	Contract Years 7 and later

Mortality & Expense Risk Charge	1.60%	1.40%
Administrative Expense Charge	0.15%	0.15%
Total Separate Account Charges	1.75%	1.55%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.67%	1.98%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Salomon Brothers Variable Series Funds Inc.		—
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
High Yield Bond Fund — Class I	0.75%	—	0.77%	1.52%(1)
Investors Fund — Class I	0.70%	—	0.11%	0.81%(2)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Strategic Bond Fund — Class I	0.75%	—	0.26%	1.01%(1)
The Universal Institutional Funds, Inc.
Active International Allocation Portfolio, Class I	0.80%	—	1.18%	1.98%(3)
Emerging Markets Equity Portfolio, Class I	1.25%	—	0.68%	1.93%(3)
Equity Growth Portfolio, Class I	0.55%	—	0.40%	0.95%(3)
Global Value Equity Portfolio, Class I	0.80%	—	0.47%	1.27%(3)
Mid Cap Growth Portfolio, Class I	0.75%	—	0.53%	1.28%(3)
Technology Portfolio, Class I	0.80%	—	0.49%	1.29%(3)
U.S. Mid Cap Core Portfolio, Class I	0.75%	—	0.37%	1.12%(3)
U.S. Real Estate Securities Portfolio, Class I	0.80%	—	0.32%	1.12%(3)
Value Portfolio, Class I	0.55%	—	0.41%	0.96%(3)
Van Kampen Life Investment Trust
Comstock Portfolio Class I Shares	0.60%	—	0.09%	0.69%
Emerging Growth Portfolio Class I Shares	0.70%	—	0.08%	0.78%
Enterprise Portfolio Class I Shares	0.50%	—	0.17%	0.67%(4)
Government Portfolio Class I Shares	0.50%	—	0.18%	0.68%(5)
Growth and Income Portfolio Class I Shares	0.60%	—	0.11%	0.71%
Money Market Portfolio Class I Shares	0.50%	—	0.21%	0.71%(6)

______________

     #   Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

     (1)   Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

     (2)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (3)   The total net operating expenses has been reduced to reflect the waiver of a portion or all of the management fee and the reimbursement by the portfolio’s Adviser to the extent the total operating expenses exceed the following percentage: Active International Allocation Portfolio 1.15%, Emerging Markets Equity Portfolio 1.81%, Equity Growth Portfolio 0.85%, Global Value Equity Portfolio 1.15%, Mid Cap Growth Portfolio 1.05%, Small Company Growth Portfolio 1.20%, Technology Portfolio 1.15%, U.S. Mid Cap Core Portfolio 1.05%, U.S. Real Estate Securities Portfolio 1.10% and Value Portfolio 0.85%.

     (4)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class I
  were 0.60%.

     (5)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Government Portfolio Class I were 0.60%.

     (6)   Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Money Market Portfolio Class I were 0.60%.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the expenses for the maximum charges. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	278	853	1454	3080	278	853	1454	3080
High Yield Bond Fund — Class I	333	1015	1722	3594	333	1015	1722	3594
Investors Fund — Class I	262	805	1375	2924	262	805	1375	2924
Small Cap Growth Fund — Class I	311	951	1616	3392	311	951	1616	3392
Strategic Bond Fund — Class I	282	865	1474	3118	282	865	1474	3118
The Universal Institutional Funds, Inc.
Active International Allocation Portfolio, Class I	378	1149	1939	4001	378	1149	1939	4001
Emerging Markets Equity Portfolio, Class I	373	1135	1916	3958	373	1135	1916	3958
Equity Growth Portfolio, Class I	276	847	1445	3061	276	847	1445	3061
Global Value Equity Portfolio, Class I	308	942	1601	3364	308	942	1601	3364
Mid Cap Growth Portfolio, Class I	309	945	1606	3374	309	945	1606	3374
Technology Portfolio, Class I	310	948	1611	3383	310	948	1611	3383
U.S. Mid Cap Core Portfolio, Class I	293	898	1528	3223	293	898	1528	3223
U.S. Real Estate Securities Portfolio, Class I	293	898	1528	3223	293	898	1528	3223
Value Portfolio, Class I	277	850	1449	3070	277	850	1449	3070
Van Kampen Life Investment Trust
Comstock Portfolio Class I Shares	250	769	1315	2806	250	769	1315	2806
Emerging Growth Portfolio Class I Shares	259	796	1360	2895	259	796	1360	2895
Enterprise Portfolio Class I Shares	248	764	1306	2786	248	764	1306	2786
Government Portfolio Class I Shares	249	767	1310	2796	249	767	1310	2796
Growth and Income Portfolio Class I Shares	252	775	1325	2826	252	775	1325	2826
Money Market Portfolio Class I Shares	252	775	1325	2826	252	775	1325	2826

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Premier Advisers — AssetManager Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase

Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
High Yield Bond Fund — Class I	Seeks total return consistent with the preservation of capital. The Fund normally invests in high yield fixed-income securities issued by U.S. and foreign corporations and foreign governments.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
Strategic Bond Fund — Class I	Seeks to maximize total return consistent with the preservation of capital. The Fund normally invests in a globally diverse portfolio of fixed-income securities.	SBAM
The Universal Institutional Funds, Inc.
Active International Allocation Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in equity securities of non-U.S. issuers, which in the aggregate, replicate broad market indices.	Morgan Stanley Investment Management Inc. (“Morgan Stanley”)
Emerging Markets Equity Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley
Equity Growth Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in growth-oriented equity securities of large capitalization companies.	Morgan Stanley
Global Value Equity Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in equity securities of issuers throughout the world, including U.S. issuers.	Morgan Stanley
Mid Cap Growth Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in common stocks and other equity securities of growth-oriented mid cap companies.	Morgan Stanley
Technology Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in equity securities of companies expected to benefit from their involvement in technology and technology related industries.	Morgan Stanley
U.S. Mid Cap Core Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in common stocks and other equity securities of growth-oriented mid cap companies.	Morgan Stanley

Funding Option	Investment Objective	Investment Adviser/Subadviser

U.S. Real Estate Securities Portfolio, Class I	Seeks above average current income and long-term capital appreciation. The Fund normally invests in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley
Value Portfolio, Class I	Seeks above-average total return over a market cycle of three to five years. The Fund normally invests in common stocks and other equity securities of companies undervalued in comparison to the market.	Morgan Stanley
Van Kampen Life Investment Trust
Comstock Portfolio Class I Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Emerging Growth Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Enterprise Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Government Portfolio Class I Shares	Seeks high current return consistent with preservation of capital. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	Van Kampen
Growth and Income Portfolio Class I Shares	Seeks long-term growth of capital and income. The Fund normally invests in income producing equity securities.	Van Kampen
Money Market Portfolio Class I Shares	Seeks protection of capital and high current income. The Fund normally invests in short-term U.S. money market instruments and seeks to maintain a net asset value of $1.00 per share.	Van Kampen

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Administrative Charges

There are two administrative charges: the $50 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $75,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

If you choose the Standard Death Benefit, the M&E charge is 1.45% annually for the first six Contract Years. Beginning in the seventh Contract Year, the charge is reduced to 1.40%.

If you choose the Enhanced Death Benefit, the M&E charge is 1.60% annually for the first six Contract Years. Beginning in the seventh Contract Year, the charge is reduced to 1.40%.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six-months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve-months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6-Month, 12-Month or 24-Month DCA Program. The DCA Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12-months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the select ed funding options in 12-months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant and
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance (“Death Report Date”).

Death Proceeds Before the Maturity Date

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Standard Death Benefit: We will pay a death benefit in an amount equal to the greater of (1), or (2) below, each reduced by any applicable premium tax and any outstanding loans:

            (1)   the Contract Value on the Death Report Date or

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals.

Enhanced Death Benefit: We will pay a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

(1)	the Contract Value on the Death Report Date or

(2)	the total Purchase Payments made under the Contract less the total of any withdrawals or

(3)	the maximum “Step-Up Value” associated with any Contract Year anniversary occurring on or before the Annuitant’s 80th birthday

Step-Up Value. We will establish a separate step-up value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date and will initially equal the Contract Value on the that anniversary. When you make an additional Purchase Payment, we increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. We will recalculate step-up death benefit values related to any Purchase Payments or partial surrenders in the order that such Purchase Payments or partial surrenders occur.

Partial Surrender Reduction. If you make a withdrawal, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the surviving joint owner elects to continue the Contract.	Yes
Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, unless there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or Contract owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) or, if none, to the Contract owner.		Yes (Death of Annuitant is treated as death of the Contract owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

     *   Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the annuitant, the 5 year payout option is not available.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments may be for a fixed period or a fixed amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for qualified Contracts and the Annuitant’s 75th birthday for nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days’ before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Variable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Variable Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each Variable Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under Election of Options, all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each Variable Funding Option or the Fixed Account in proportion to the Cash Surrender Value attributable to each Variable Funding Option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the Contract Specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days’ after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Seven and Separate Account Eight, respectively. Both Separate Account Seven and Separate Account Eight were established on June 30, 1998 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Seven and Separate Account Eight for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Variable Funding Option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the Variable Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual Contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Underlying Funds that were in existence before they became available as a Variable Funding Option, the nonstandardized average annual total return quotations reflects the investment performance that such Variable Funding Options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement.

Minimum Distributions For Beneficiaries. When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Variable Funding Option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners’ instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity Contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.60% = Standard Death Benefit and the variable charge of 1.75% = Enhanced Death Benefit

1.45 M&E, 0.15 Adm., = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (6/00)	2002	1.208	0.891	132,363
	2001	1.205	1.208	39,809
	2000	1.000	1.205	31,674

High Yield Bond Fund — Class I (11/99)	2002	1.039	1.098	151,999
	2001	1.004	1.039	154,624
	2000	1.021	1.004	158,209
	1999	1.000	1.021	34,570

Investors Fund — Class I (9/99)	2002	1.002	0.759	123,009
	2001	1.062	1.002	117,926
	2000	0.936	1.062	67,701
	1999	1.000	0.936	23,365

Small Cap Growth Fund — Class I (5/00)	2002	0.900	0.578	146,273
	2001	0.986	0.900	72,988
	2000	1.000	0.986	36,380

Strategic Bond Fund — Class I (9/99)	2002	1.118	1.197	241,406
	2001	1.062	1.118	301,640
	2000	1.006	1.062	304,395
	1999	1.000	1.006	179,398

The Universal Institutional Funds, Inc.
Active International Allocation Portfolio (5/00)	2002	0.722	0.584	62,163
	2001	0.916	0.722	78,754
	2000	1.000	0.916	40,097

Emerging Markets Equity Portfolio (10/99)	2002	0.746	0.668	36,922
	2001	0.810	0.746	62,084
	2000	1.355	0.810	64,292
	1999	1.000	1.355	21,280

Accumulation Unit Values (in dollars)

1.45 M&E, 0.15 Adm., = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Equity Growth Portfolio (5/00)	2002	0.686	0.487	486,927
	2001	0.822	0.686	206,800
	2000	1.000	0.822	85,629

Global Value Equity Portfolio (8/99)	2002	0.977	0.799	399,006
	2001	1.068	0.977	416,510
	2000	0.974	1.068	295,389
	1999	1.000	0.974	139,371

Mid Cap Growth Portfolio (5/00)	2002	0.598	0.405	164,805
	2001	0.860	0.598	88,256
	2000	1.000	0.860	4,436

Mid Cap Value Portfolio (9/99)	2002	1.078	0.764	424,866
	2001	1.131	1.078	414,617
	2000	1.038	1.131	309,688
	1999	1.000	1.038	104,342

Technology Portfolio (5/00)	2002	0.329	0.165	147,408
	2001	0.653	0.329	128,515
	2000	1.000	0.653	87,747

U.S. Real Estate Portfolio (10/99)	2002	1.229	1.200	75,409
	2001	1.137	1.229	77,163
	2000	0.903	1.137	64,056

Value Portfolio (6/99)	2002	1.092	0.837	144,269
	2001	1.085	1.092	144,649
	2000	0.882	1.085	30,921
	1999	1.000	0.882	17,311

Van Kampen Life Investment Trust
Comstock Portfolio — Class I Shares (8/00)	2002	1.149	0.913	357,179
	2001	1.198	1.149	255,170
	2000	0.937	1.198	22,025

Domestic Income Portfolio (10/99)	2002	1.123	1.115	—
	2001	1.038	1.123	141,882

Accumulation Unit Values (in dollars)

1.45 M&E, 0.15 Adm., = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Domestic Income Portfolio (continued)	2000	0.994	1.038	141,945
	1999	1.000	0.994	93,053

Emerging Growth Portfolio — Class I Shares (9/99)	2002	0.960	0.638	565,438
	2001	1.424	0.960	555,864
	2000	1.610	1.424	398,267
	1999	1.000	1.610	138,452

Enterprise Portfolio — Class I Shares (8/99)	2002	0.746	0.519	630,990
	2001	0.953	0.746	732,625
	2000	1.134	0.953	744,548
	1999	1.000	1.134	253,292

Government Portfolio — Class I Shares (8/99)	2002	1.153	1.243	460,823
	2001	1.095	1.153	225,207
	2000	0.990	1.095	186,883
	1999	1.000	0.990	92,300

Growth and Income Portfolio — Class I Shares (6/99)	2002	1.127	0.948	561,729
	2001	1.216	1.127	476,484
	2000	1.035	1.216	399,208
	1999	1.000	1.035	120,714

Money Market Portfolio — Class I Shares (8/99)	2002	1.080	1.076	2,133,733
	2001	1.059	1.080	1,360,418
	2000	1.016	1.059	231,268
	1999	1.000	1.016	236,219

Accumulation Unit Values (in dollars)

1.60 M&E, 0.15 Adm., = 1.75% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (6/00)	2002	1.204	0.886	270,116
	2001	1.202	1.204	209,946
	2000	1.000	1.202	23,852

High Yield Bond Fund — Class I (11/99)	2002	1.035	1.092	98,725
	2001	1.002	1.035	138,256
	2000	1.020	1.002	74,807
	1999	1.000	1.020	—

Investors Fund — Class I (9/99)	2002	0.998	0.755	91,212
	2001	1.060	0.998	104,129
	2000	0.936	1.060	10,030
	1999	1.000	0.936	—

Small Cap Growth Fund — Class I (5/00)	2002	0.898	0.576	60,914
	2001	0.985	0.898	40,709
	2000	1.000	0.985	22,777

Strategic Bond Fund — Class I (9/99)	2002	1.114	1.191	107,485
	2001	1.060	1.114	44,635
	2000	1.005	1.060	47,528
	1999	1.000	1.005	—

The Universal Institutional Funds, Inc.
Active International Allocation Portfolio (5/00)	2002	0.720	0.582	97,892
	2001	0.915	0.720	127,745
	2000	1.000	0.915	54,724

Emerging Markets Equity Portfolio (10/99)	2002	0.743	0.665	32,951
	2001	0.809	0.743	60,964
	2000	1.354	0.809	29,141
	1999	1.000	1.354	—

Equity Growth Portfolio (5/00)	2002	0.684	0.485	290,417
	2001	0.821	0.684	137,480
	2000	1.000	0.821	101,109

Accumulation Unit Values (in dollars)

1.60 M&E, 0.15 Adm., = 1.75% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Global Value Equity Portfolio (8/99)	2002	0.974	0.795	304,630
	2001	1.066	0.974	261,055
	2000	0.973	1.066	290,166
	1999	1.000	0.973	12,006

Mid Cap Growth Portfolio (5/00)	2002	0.597	0.404	98,624
	2001	0.859	0.597	119,802
	2000	1.000	0.859	53,219

Mid Cap Value Portfolio (9/99)	2002	1.074	0.760	387,668
	2001	1.129	1.074	414,527
	2000	1.037	1.129	132,201
	1999	1.000	1.037	—

Technology Portfolio (5/00)	2002	0.328	0.165	151,000
	2001	0.653	0.328	164,385
	2000	1.000	0.653	32,154

U.S. Real Estate Portfolio (10/99)	2002	1.225	1.194	39,003
	2001	1.135	1.225	53,571
	2000	0.902	1.135	31,544

Value Portfolio (6/99)	2002	1.088	0.832	101,760
	2001	1.083	1.088	118,626
	2000	0.882	1.083	100,325
	1999	1.000	0.882	36,000

Van Kampen Life Investment Trust
Comstock Portfolio — Class I Shares (8/00)	2002	1.145	0.909	332,193
	2001	1.195	1.145	277,237
	2000	1.000	1.195	—

Domestic Income Portfolio (10/99)	2002	1.119	1.110	—
	2001	1.036	1.119	306,542
	2000	0.993	1.036	17,827
	1999	1.000	0.993	—

Emerging Growth Portfolio — Class I Shares (9/99)	2002	0.956	0.634	268,835
	2001	1.421	0.956	343,306

Accumulation Unit Values (in dollars)

1.60 M&E, 0.15 Adm., = 1.75% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Emerging Growth Portfolio — Class I Shares (continued)	2000	1.609	1.421	165,661
	1999	1.000	1.609	—

Enterprise Portfolio — Class I Shares (8/99)	2002	0.743	0.516	330,363
	2001	0.950	0.743	400,900
	2000	1.133	0.950	234,646
	1999	1.000	1.133	10,646

Government Portfolio — Class I Shares (8/99)	2002	1.148	1.237	1,563,105
	2001	1.093	1.148	1,185,155
	2000	0.989	1.093	213,459
	1999	1.000	0.989	11,329

Growth and Income Portfolio — Class I Shares (6/99)	2002	1.123	0.943	732,398
	2001	1.213	1.123	687,988
	2000	1.035	1.213	247,974
	1999	1.000	1.035	54,000

Money Market Portfolio — Class I Shares (8/99)	2002	1.076	1.070	1,668,601
	2001	1.056	1.076	115,396
	2000	1.015	1.056	22,797
	1999	1.000	1.015	168,354

Notes

In 2002 Van Kampen Life Investment Trust: Government Portfolio acquired all the assets and stated liabilities of Van Kampen Life Investment Trust: Domestic Income Portfolio, so it is no longer available as a funding option.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.60% = Standard Death Benefit and the variable charge of 1.75% = Enhanced Death Benefit

1.45 M&E, 0.15 Adm., = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/99)	2002	1.208	0.891	822,720
	2001	1.205	1.208	1,057,435
	2000	1.035	1.205	769,835
	1999	1.000	1.035	255,200

High Yield Bond Fund — Class I (7/99)	2002	1.039	1.098	1,176,890
	2001	1.004	1.039	287,675
	2000	1.021	1.004	200,931
	1999	1.000	1.021	100,089

Investors Fund — Class I (7/99)	2002	1.002	0.759	370,747
	2001	1.062	1.002	484,211
	2000	0.936	1.062	445,686
	1999	1.000	0.936	244,831

Small Cap Growth Fund — Class I (6/00)	2002	0.900	0.578	502,537
	2001	0.986	0.900	264,373
	2000	1.000	0.986	129,935

Strategic Bond Fund — Class I (7/99)	2002	1.118	1.197	1,481,981
	2001	1.062	1.118	660,862
	2000	1.006	1.062	362,892
	1999	1.000	1.006	69,985

The Universal Institutional Funds, Inc.
Active International Allocation Portfolio (6/00)	2002	0.722	0.584	539,898
	2001	0.916	0.722	380,221
	2000	1.000	0.916	143,255

Emerging Markets Equity Portfolio (7/99)	2002	0.746	0.668	376,914
	2001	0.810	0.746	370,025

Accumulation Unit Values (in dollars)

1.45 M&E, 0.15 Adm., = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Emerging Markets Equity Portfolio (continued)	2000	1.355	0.810	485,308
	1999	1.000	1.355	353,532

Equity Growth Portfolio (7/00)	2002	0.686	0.487	1,135,055
	2001	0.822	0.686	1,048,608
	2000	1.000	0.822	447,299

Global Value Equity Portfolio (7/99)	2002	0.977	0.799	1,292,179
	2001	1.068	0.977	1,268,490
	2000	0.974	1.068	898,718
	1999	1.000	0.974	452,564

Mid Cap Growth Portfolio (6/00)	2002	0.598	0.405	418,051
	2001	0.860	0.598	503,152
	2000	1.000	0.860	498,288

Mid Cap Value Portfolio (7/99)	2002	1.078	0.764	1,523,942
	2001	1.131	1.078	1,407,358
	2000	1.038	1.131	1,115,539
	1999	1.000	1.038	681,124

Technology Portfolio (6/00)	2002	0.329	0.165	955,215
	2001	0.653	0.329	839,503
	2000	1.000	0.653	403,059

U.S. Real Estate Portfolio (7/99)	2002	1.229	1.200	554,847
	2001	1.137	1.229	491,439
	2000	0.903	1.137	182,392

Value Portfolio (7/99)	2002	1.092	0.837	1,170,119
	2001	1.085	1.092	1,213,581
	2000	0.937	1.085	1,066,813
	1999	1.000	0.882	371,587

Van Kampen Life Investment Trust
Comstock Portfolio — Class I Shares (7/99)	2002	1.149	0.913	2,192,266
	2001	1.198	1.149	1,676,318
	2000	1.000	1.198	175,339

Accumulation Unit Values (in dollars)

1.45 M&E, 0.15 Adm, = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Domestic Income Portfolio (7/99)	2002	1.123	1.115	—
	2001	1.038	1.123	427,679
	2000	0.994	1.038	170,977
	1999	1.000	0.994	37,791

Emerging Growth Portfolio — Class I Shares (7/99)	2002	0.960	0.638	1,907,007
	2001	1.424	0.960	2,120,867
	2000	1.610	1.424	1,912,024
	1999	1.000	1.610	603,789

Enterprise Portfolio — Class I Shares (7/99)	2002	0.746	0.519	2,765,320
	2001	0.953	0.746	2,955,696
	2000	1.134	0.953	2,867,184
	1999	1.000	1.134	687,390

Government Portfolio — Class I Shares (7/99)	2002	1.153	1.243	4,445,694
	2001	1.095	1.153	2,517,543
	2000	0.990	1.095	496,420
	1999	1.000	0.990	54,074

Growth and Income Portfolio — Class I Shares (7/99)	2002	1.127	0.948	3,642,088
	2001	1.216	1.127	3,699,639
	2000	1.035	1.216	2,547,180
	1999	1.000	1.035	411,634

Money Market Portfolio — Class I Shares (7/99)	2002	1.080	1.076	8,175,680
	2001	1.059	1.080	4,854,579
	2000	1.016	1.059	2,050,038
	1999	1.000	1.016	392,981

Accumulation Unit Values (in dollars)

1.60 M&E, 0.15 Adm., = 1.75% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (7/99)	2002	1.204	0.886	739,073
	2001	1.202	1.204	589,248
	2000	1.035	1.202	363,256
	1999	1.000	1.035	30,255

High Yield Bond Fund — Class I (7/99)	2002	1.035	1.092	384,151
	2001	1.002	1.035	94,645
	2000	1.020	1.002	54,678
	1999	1.000	1.020	17,063

Investors Fund — Class I (7/99)	2002	0.998	0.755	618,928
	2001	1.060	0.998	606,501
	2000	0.936	1.060	536,157
	1999	1.000	0.936	129,164

Small Cap Growth Fund — Class I (6/00)	2002	0.898	0.576	641,956
	2001	0.985	0.898	397,307
	2000	1.000	0.985	305,028

Strategic Bond Fund — Class I (7/99)	2002	1.114	1.191	857,410
	2001	1.060	1.114	323,200
	2000	1.005	1.060	142,122
	1999	1.000	1.005	48,819

The Universal Institutional Funds, Inc.
Active International Allocation Portfolio (6/00)	2002	0.720	0.582	967,974
	2001	0.915	0.720	916,064
	2000	1.000	0.915	67,247

Emerging Markets Equity Portfolio (7/99)	2002	0.743	0.665	183,213
	2001	0.809	0.743	151,707
	2000	1.354	0.809	202,977
	1999	1.000	1.354	15,517

Equity Growth Portfolio (7/00)	2002	0.684	0.485	748,199
	2001	0.821	0.684	569,934
	2000	1.000	0.821	222,090

Accumulation Unit Values (in dollars)

1.60 M&E, 0.15 Adm., = 1.75% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Global Value Equity Portfolio (7/99)	2002	0.974	0.795	1,047,988
	2001	1.066	0.974	656,211
	2000	0.973	1.066	517,349
	1999	1.000	0.973	272,045

Mid Cap Growth Portfolio (6/00)	2002	0.597	0.404	2,399,471
	2001	0.859	0.597	2,070,564
	2000	1.000	0.859	291,067

Mid Cap Value Portfolio (7/99)	2002	1.074	0.760	3,157,037
	2001	1.129	1.074	2,071,285
	2000	1.037	1.129	802,097
	1999	1.000	1.037	249,819

Technology Portfolio (6/00)	2002	0.328	0.165	298,465
	2001	0.653	0.328	375,893
	2000	1.000	0.653	264,038

U.S. Real Estate Portfolio (7/99)	2002	1.225	1.194	654,736
	2001	1.135	1.225	127,082
	2000	0.902	1.135	35,116

Value Portfolio (7/99)	2002	1.088	0.832	680,079
	2001	1.083	1.088	762,393
	2000	0.936	1.083	532,902
	1999	1.000	0.882	209,684

Van Kampen Life Investment Trust
Comstock Portfolio — Class I Shares (7/99)	2002	1.145	0.909	3,617,111
	2001	1.195	1.145	2,122,044
	2000	1.000	1.195	215,183

Domestic Income Portfolio (7/99)	2002	1.119	1.110	—
	2001	1.036	1.119	403,838
	2000	0.993	1.036	204,375
	1999	1.000	0.993	152,070

Emerging Growth Portfolio — Class I Shares (7/99)	2002	0.956	0.634	2,721,048
	2001	1.421	0.956	2,940,266

Accumulation Unit Values (in dollars)

1.60 M&E, 0.15 Adm., = 1.75% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Emerging Growth Portfolio — Class I Shares (continued)	2000	1.609	1.421	1,537,250
	1999	1.000	1.609	619,928

Enterprise Portfolio — Class I Shares (7/99)	2002	0.743	0.516	1,793,376
	2001	0.950	0.743	1,899,051
	2000	1.133	0.950	1,609,378
	1999	1.000	1.133	415,538

Government Portfolio — Class I Shares (7/99)	2002	1.148	1.237	2,319,555
	2001	1.093	1.148	452,060
	2000	0.989	1.093	176,480
	1999	1.000	0.989	109,658

Growth and Income Portfolio — Class I Shares (7/99)	2002	1.123	0.943	2,761,605
	2001	1.213	1.123	1,828,586
	2000	1.035	1.213	894,428
	1999	1.000	1.035	384,865

Money Market Portfolio — Class I Shares (7/99)	2002	1.076	1.070	5,489,827
	2001	1.056	1.076	5,267,305
	2000	1.015	1.056	1,205,912
	1999	1.000	1.015	347,383

Notes

In 2002 Van Kampen Life Investment Trust: Government Portfolio acquired all the assets and stated liabilities of Van Kampen Life Investment Trust: Domestic Income Portfolio, so it is no longer available as a funding option.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Condensed Financial Information
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21258S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21259S.

Name:
Address:

D-1

L—21258	May 1, 2003

PART B

Information Required in a Statement of Additional Information

PREMIER ADVISERS -ASSET MANAGER

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 599-9460 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	8
INDEPENDENT AUDITORS	11
FINANCIAL STATEMENTS	F-1

THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the “Company”) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company’s Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Separate Account Eight for Variable Annuities (“Separate Account Eight”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Eight are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Separate Account Eight, and the Commissioner has adopted no regulations under the Section that affect Separate Account Eight.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account Eight and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account Eight.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account Eight, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                 (a) = investment income plus capital gains and losses (whether realized or unrealized);

                 (b) = any deduction for applicable taxes (presently zero); and

                 (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Eight. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account Eight, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period.

3

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For Funding Options that were in existence before they became available under Separate Account Eight, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

Premier Advisers - AssetManager
Standardized Performance as of 12/31/02

Enhanced Death Benefit	1 Year	5 Year	10 Year (or inception)

STOCK PORTFOLIOS:
Morgan Stanley UIF Active International Allocation Portfolio	-19.23%	—	-18.38%	5/1/00
Morgan Stanley UIF Emerging Markets Equity Portfolio	-10.49%	—	-10.75%	7/6/99
Morgan Stanley UIF Equity Growth Portfolio	-29.13%	—	-23.75%	5/1/00
Morgan Stanley UIF Global Value Equity Portfolio	-18.32%	—	-6.37%	7/9/99
Morgan Stanley UIF Mid Cap Growth Portfolio	-32.36%	—	-28.83%	5/1/00
Morgan Stanley UIF Mid Cap Value Portfolio*	-29.28%	—	-7.58%	7/6/99
Morgan Stanley UIF Technology Portfolio	-49.86%	—	-49.16%	5/1/00
Morgan Stanley UIF U.S. Real Estate Securities Portfolio	-2.51%	—	5.25%	7/15/99
Morgan Stanley UIF Value Portfolio*	-23.51%	—	-5.10%	6/28/99
Van Kampen LIT Comstock Portfolio	-20.66%	—	-3.53%	5/1/00
Van Kampen LIT Emerging Growth Portfolio	-33.67%	—	-12.23%	7/6/99
Van Kampen LIT Enterprise Portfolio	-30.57%	—	-17.38%	7/15/99
Van Kampen LIT Growth and Income Portfolio	-16.00%	—	-1.65%	6/28/99
Salomon Brothers Variable Capital Fund	-26.37%	—	-3.41%	7/9/99
Salomon Brothers Variable Investors Fund	-24.39%	—	-7.80%	7/15/99
Salomon Brothers Variable Small Cap Growth Fund	-35.85%	—	-18.69%	5/1/00
BOND PORTFOLIOS:
Van Kampen LIT Government Portfolio	7.71%	—	6.29%	7/9/99
Salomon Brothers Variable High Yield Bond Fund	5.45%	—	2.56%	7/15/99
Salomon Brothers Variable Strategic Bond Fund	6.95%	—	5.15%	7/9/99
MONEY MARKET PORTFOLIOS:
Van Kampen LIT Money Market Portfolio	-0.54%	—	1.96%	7/6/99

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*	These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

5

Premier Advisers - AssetManager
Nonstandardized Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

Enhanced Death Benefit	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

STOCK PORTFOLIOS:
Morgan Stanley UIF Active International Allocation Portfolio	-19.22%	-19.22%	-46.16%	—	—	-18.63%	—	—	-12.94%	8/31/99	-21.30%	-15.31%	—
Morgan Stanley UIF Emerging Markets Equity Portfolio	-10.49%	-10.49%	-50.87%	-29.61%	—	-21.08%	-6.78%	—	-6.06%	10/1/96	-8.12%	-40.27%	92.31%
Morgan Stanley UIF Equity Growth Portfolio	-29.12%	-29.12%	-48.73%	-17.62%	—	-19.95%	-3.80%	—	1.25%	1/2/97	-16.60%	-13.27%	37.03%
Morgan Stanley UIF Global Value Equity Portfolio	-18.31%	-18.31%	-18.27%	-6.77%	—	-6.50%	-1.39%	—	1.60%	1/3/97	-8.66%	9.54%	2.29%
Morgan Stanley UIF Mid Cap Growth Portfolio	-32.36%	-32.36%	-57.22%	—	—	-24.63%	—	—	-15.17%	10/18/99	-30.55%	-8.92%	—
Morgan Stanley UIF Mid Cap Value Portfolio*	-29.27%	-29.27%	-26.74%	-1.47%	—	-9.85%	-0.30%	—	5.33%	1/2/97	-4.84%	8.85%	18.03%
Morgan Stanley UIF Technology Portfolio	-49.85%	-49.85%	-81.07%	—	—	-42.55%	—	—	-37.46%	11/30/99	-49.74%	-24.88%	—
Morgan Stanley UIF U.S. Real Estate Securities Portfolio	-2.51%	-2.51%	32.38%	9.19%	—	9.79%	1.77%	—	9.18%	7/3/95	7.93%	25.81%	-5.06%
Morgan Stanley UIF Value Portfolio*	-23.51%	-23.51%	-5.61%	-12.53%	—	-1.90%	-2.64%	—	0.66%	1/2/97	0.49%	22.80%	-3.52%
Van Kampen LIT Comstock Portfolio	-20.65%	-20.65%	-2.96%	—	—	-0.99%	—	—	-2.65%	4/30/99	-4.16%	27.61%	—
Van Kampen LIT Emerging Growth Portfolio	-33.66%	-33.66%	-60.58%	7.03%	—	-26.66%	1.37%	—	7.21%	7/3/95	-32.69%	-11.71%	100.86%
Van Kampen LIT Enterprise Portfolio	-30.56%	-30.56%	-54.46%	-30.83%	49.20%	-23.04%	-7.10%	4.08%	5.08%	4/7/86	-21.81%	-16.11%	23.68%
Van Kampen LIT Growth and Income Portfolio	-15.99%	-15.99%	-8.81%	19.01%	—	-3.03%	3.54%	—	6.29%	12/23/96	-7.46%	17.29%	11.03%
Salomon Brothers Variable Capital Fund	-26.36%	-26.36%	-14.32%	—	—	-5.02%	—	—	3.71%	2/17/98	0.13%	16.20%	19.97%
Salomon Brothers Variable Investors Fund	-24.39%	-24.39%	-19.35%	—	—	-6.91%	—	—	-0.76%	2/17/98	-5.82%	13.25%	9.72%
Salomon Brothers Variable Small Cap Growth Fund	-35.85%	-35.85%	-32.91%	—	—	-12.45%	—	—	-6.31%	11/1/99	-8.84%	14.73%	—
BOND PORTFOLIOS:
Van Kampen LIT Government Portfolio	7.72%	7.72%	25.01%	27.98%	58.25%	7.72%	5.06%	4.69%	5.19%	4/7/86	5.06%	10.47%	-5.04%
Salomon Brothers Variable High Yield Bond Fund	5.45%	5.45%	7.04%	—	—	2.29%	—	—	2.02%	5/1/98	3.30%	-1.75%	3.69%
Salomon Brothers Variable Strategic Bond Fund	6.95%	6.95%	18.49%	—	—	5.81%	—	—	4.20%	2/17/98	5.05%	5.46%	-1.37%
6

Premier Advisers - AssetManager
Nonstandardized Performance as of 12/31/02 (cont’d)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

Enhanced Death Benefit	YTD	1 YR	3YR	5YR	10YR	3YR	5YR	10YR	Inception		2001	2000	1999

MONEY MARKET PORTFOLIOS:
Van Kampen LIT Money Market Portfolio	-0.54%	-0.54%	5.48%	12.23%	27.25%	1.79%	2.33%	2.44%	3.33%	4/7/86	1.87%	4.10%	2.81%
Van Kampen LIT Money Market Portfolio — 7 Day Yield	-0.74%		This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations

*	These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

8

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

9

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

      1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

10

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account Eight for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

11

PREMIER ADVISERS - ASSET MANAGER

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Life and Annuity Company
One Cityplace
Hartford, Connecticut 06103-3415

L-21259S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                      FOR VARIABLE ANNUITIES

   [LOGO] TRAVELERS LIFE & ANNUITY
                            [LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                HIGH YIELD                               SMALL CAP
                                                           CAPITAL FUND         BOND FUND          INVESTORS FUND        GROWTH FUND
                                                            - CLASS I           - CLASS I            - CLASS I            - CLASS I
                                                           ----------           ----------           ----------           ----------
ASSETS:
      Investments at market value: .............           $1,388,387           $1,711,434           $  748,496           $  660,311
                                                           ----------           ----------           ----------           ----------

         Total Assets ..........................            1,388,387            1,711,434              748,496              660,311
                                                           ----------           ----------           ----------           ----------

LIABILITIES:
   Payables:
      Insurance charges ........................                  229                  288                  125                  110
      Administrative fees ......................                   23                   29                   12                   11
                                                           ----------           ----------           ----------           ----------

         Total Liabilities .....................                  252                  317                  137                  121
                                                           ----------           ----------           ----------           ----------

NET ASSETS: ....................................           $1,388,135           $1,711,117           $  748,359           $  660,190
                                                           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -1-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                     STRATEGIC BOND FUND -  ACTIVE INTERNATIONAL  EMERGING MARKETS     EQUITY GROWTH
                                                           CLASS I          ALLOCATION PORTFOLIO  EQUITY PORTFOLIO        PORTFOLIO
                                                     ---------------------  --------------------  ----------------     -------------
ASSETS:
Investments at market value: ...................           $2,796,275           $  878,663           $  373,838           $  916,064
                                                           ----------           ----------           ----------           ----------

         Total Assets ..........................            2,796,275              878,663              373,838              916,064
                                                           ----------           ----------           ----------           ----------

LIABILITIES:
      Payables:
      Insurance charges ........................                  475                  152                   62                  151
      Administrative fees ......................                   48                   15                    6                   15
                                                           ----------           ----------           ----------           ----------

         Total Liabilities .....................                  523                  167                   68                  166
                                                           ----------           ----------           ----------           ----------

NET ASSETS: ....................................           $2,795,752           $  878,496           $  373,770           $  915,898
                                                           ==========           ==========           ==========           ==========

                        See Notes to Financial Statements
                                      -2-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

      GLOBAL VALUE EQUITY    MID CAP GROWTH        MID CAP VALUE                             U.S. REAL ESTATE
           PORTFOLIO            PORTFOLIO            PORTFOLIO         TECHNOLOGY PORTFOLIO     PORTFOLIO          VALUE PORTFOLIO
      -------------------    --------------        -------------       --------------------  -----------------     ---------------
         $ 1,866,916           $ 1,137,875          $ 3,562,048             $ 206,922           $ 1,448,278          $ 1,545,245
         -----------           -----------          -----------             ---------           -----------          -----------

           1,866,916             1,137,875            3,562,048               206,922             1,448,278            1,545,245
         -----------           -----------          -----------             ---------           -----------          -----------

                 308                   197                  606                    34                   245                  253
                  30                    18                   59                     4                    24                   25
         -----------           -----------          -----------             ---------           -----------          -----------

                 338                   215                  665                    38                   269                  278
         -----------           -----------          -----------             ---------           -----------          -----------

         $ 1,866,578           $ 1,137,660          $ 3,561,383             $ 206,884           $ 1,448,009          $ 1,544,967
         ===========           ===========          ===========             =========           ===========          ===========

                       See Notes to Financial Statements
                                      -3-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                           COMSTOCK           EMERGING GROWTH       ENTERPRISE         GOVERNMENT
                                                          PORTFOLIO -          PORTFOLIO -           PORTFOLIO -       PORTFOLIO -
                                                         CLASS I SHARES       CLASS I SHARES       CLASS I SHARES     CLASS I SHARES                                                      ---------------------  --------------------  ----------------     -------------
                                                         --------------       ---------------      --------------     --------------
ASSETS:
  Investments at market value: .................           $5,290,284           $2,942,621           $2,360,306         $8,397,974
                                                           ----------           ----------           ----------         ----------

     Total Assets ..............................            5,290,284            2,942,621            2,360,306          8,397,974
                                                           ----------           ----------           ----------         ----------

LIABILITIES:
   Payables:
      Insurance charges ........................                  888                  497                  389              1,390
      Administrative fees ......................                   86                   49                   38                139
                                                           ----------           ----------           ----------         ----------

         Total Liabilities .....................                  974                  546                  427              1,529
                                                           ----------           ----------           ----------         ----------

NET ASSETS: ....................................           $5,289,310           $2,942,075           $2,359,879         $8,396,445
                                                           ==========           ==========           ==========         ==========

                       See Notes to Financial Statements
                                      -4-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

      GROWTH AND INCOME       MONEY MARKET
          PORTFOLIO             PORTFOLIO
        CLASS I SHARES       CLASS I SHARES          COMBINED
      -----------------      --------------        ------------
         $ 6,060,243          $ 14,675,644         $ 58,967,824
         -----------          ------------         ------------

           6,060,243            14,675,644           58,967,824
         -----------          ------------         ------------

               1,000                 2,384                9,783
                  99                   236                  966
         -----------          ------------         ------------

               1,099                 2,620               10,749
         -----------          ------------         ------------

         $ 6,059,144          $ 14,673,024         $ 58,957,075
         ===========          ============         ============

                       See Notes to Financial Statements
                                      -5-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                HIGH YIELD                                SMALL CAP
                                                          CAPITAL FUND -        BOND FUND          INVESTORS FUND        GROWTH FUND
                                                             CLASS I             CLASS I              CLASS I              CLASS I
                                                          --------------        ----------         --------------        -----------
INVESTMENT INCOME:
   Dividends ...................................           $    7,027           $  120,574           $    9,966           $     --
                                                           ----------           ----------           ----------           ----------

EXPENSES:
   Insurance charges ...........................               26,001               13,345               13,929               10,251
   Administrative fees .........................                2,580                1,342                1,358                1,000
                                                           ----------           ----------           ----------           ----------

      Total expenses ...........................               28,581               14,687               15,287               11,251
                                                          ----------           ----------           ----------           ----------

         Net investment income (loss) ..........              (21,554)             105,887               (5,321)             (11,251)
                                                           ----------           ----------           ----------           ----------

REALIZED GAIN (LOSS) AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Realized gain distribution ..................                 --                   --                   --                   --
   Realized gain (loss) on sale of investments .             (130,981)               5,431              (61,140)            (145,264)
                                                           ----------           ----------           ----------           ----------

      Realized gain (loss) .....................             (130,981)               5,431              (61,140)            (145,264)
                                                           ----------           ----------           ----------           ----------

   Change in unrealized gain (loss)
      on investments ...........................             (384,527)             (33,226)            (204,743)            (139,654)
                                                           ----------           ----------           ----------           ----------

   Net increase (decrease) in net assets
      resulting from operations ................           $ (537,062)          $   78,092           $ (271,204)          $ (296,169)
                                                           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -6-

                                              THE TRAVELERS SEPARATE ACCOUNT EIGHT
                                                     FOR VARIABLE ANNUITIES

                                             STATEMENT OF OPERATIONS - CONTINUED
                                              FOR THE YEAR ENDED DECEMBER 31, 2002

                                   ACTIVE
           STRATEGIC            INTERNATIONAL
           BOND FUND             ALLOCATION        EMERGING MARKETS       EQUITY GROWTH         GLOBAL VALUE         MID CAP GROWTH
            CLASS I               PORTFOLIO        EQUITY PORTFOLIO         PORTFOLIO          EQUITY PORTFOLIO        PORTFOLIO
           ---------            -------------      ----------------       -------------        ----------------      --------------
           $ 133,543              $ 18,108             $     --             $   1,833             $  23,252            $      --
           ----------             ---------            ---------            ----------            ----------           ----------

              28,483                18,552               12,763                14,743                28,057               20,627
               2,837                 1,826                1,298                 1,464                 2,793                1,967
           ----------             ---------            ---------            ----------            ----------           ----------

              31,320                20,378               14,061                16,207                30,850               22,594
           ----------             ---------            ---------            ----------            ----------           ----------

             102,223                (2,270)             (14,061)              (14,374)               (7,598)             (22,594)
           ----------             ---------            ---------            ----------            ----------           ----------

                  --                    --                   --                    --                20,375                   --
              12,938                27,825              (51,977)             (118,587)             (285,833)            (202,290)
           ---------              --------             --------             ---------             ---------            ---------

              12,938                27,825              (51,977)             (118,587)             (265,458)            (202,290)
           ---------              --------             --------             ---------             ---------            ---------

              33,178               114,922              198,180              (215,031)              (75,078)            (306,963)
           ---------              --------             --------             ---------             ---------            ---------

           $ 148,339              $140,477             $132,142             $(347,992)            $(348,134)           $(531,847)
           =========              ========             ========             =========             =========            =========

                       See Notes to Financial Statements
                                      -7-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                          MID CAP VALUE          TECHNOLOGY        U.S. REAL ESTATE         VALUE
                                                            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                          -------------         -----------        ----------------       ----------
INVESTMENT INCOME:
   Dividends ...................................           $     --             $     --             $   45,722           $   17,063
                                                           ----------           ----------           ----------           ----------

EXPENSES:
   Insurance charges ...........................               56,530                6,396               17,300               28,133
   Administrative fees .........................                5,488                  650                1,714                2,803
                                                           ----------           ----------           ----------           ----------

      Total expenses ...........................               62,018                7,046               19,014               30,936
                                                           ----------           ----------           ----------           ----------

         Net investment income (loss) ..........              (62,018)              (7,046)              26,708              (13,873)
                                                           ----------           ----------           ----------           ----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............                 --                   --                 33,011                 --
      Realized gain (loss) on sale of investments            (281,971)            (447,344)              (9,981)             (54,153)
                                                           ----------           ----------           ----------           ----------

         Realized gain (loss) ..................             (281,971)            (447,344)              23,030              (54,153)
                                                           ----------           ----------           ----------           ----------

      Change in unrealized gain (loss)
         on investments ........................             (956,440)             (16,769)            (122,105)            (447,038)
                                                           ----------           ----------           ----------           ----------

   Net increase (decrease) in net assets
      resulting from operations ................           $(1,300,429)         $ (471,159)          $  (72,367)          $ (515,064)
                                                           ==========           ==========           ==========           ==========

                       See Notes to Financial Statements
                                      -8-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  EMERGING GROWTH         ENTERPRISE             GOVERNMENT        GROWTH & INCOME
     COMSTOCK PORTFOLIO       DOMESTIC INCOME   PORTFOLIO - CLASS I       PORTFOLIO -            PORTFOLIO -     PORTFOLIO - CLASS I
       CLASS I SHARES            PORTFOLIO            SHARES            CLASS I SHARES          CLASS I SHARES         SHARES
     ------------------       ---------------   -------------------     --------------          --------------   -------------------
        $     31,494             $  69,668         $     13,605          $     13,966             $ 155,586        $      61,676
        -------------            ----------        -------------         -------------            ----------       --------------

              75,431                 6,097               59,487                43,524                89,609               93,898
               7,331                   608                5,806                 4,326                 9,007                9,346
        -------------            ----------        -------------         -------------            ----------       --------------

              82,762                 6,705               65,293                47,850                98,616              103,244
        -------------            ----------        -------------         -------------            ----------       --------------

             (51,268)               62,963              (51,688)              (33,884)               56,970              (41,568)
        -------------            ----------        -------------         -------------            ----------       --------------

              36,005                    --                   --                    --                    --                   --
            (374,470)              (53,611)            (497,940)             (353,348)              194,071             (137,829)
        -------------            ----------        -------------         -------------            ----------       --------------

            (338,465)              (53,611)            (497,940)             (353,348)              194,071             (137,829)
        -------------            ----------        -------------         -------------            ----------       --------------

            (822,663)              (19,522)          (1,054,636)             (697,303)              168,466             (942,575)
        -------------            ----------        -------------         -------------            ----------       --------------

        $ (1,212,396)            $ (10,170)        $ (1,604,264)         $ (1,084,535)            $ 419,507         $ (1,121,972)
        =============            ==========        =============         =============            ==========        =============

                       See Notes to Financial Statements
                                       -9-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   MONEY MARKET
                                                PORTFOLIO - CLASS I
                                                      SHARES              COMBINED
                                                -------------------     -------------
INVESTMENT INCOME:
   Dividends ...................................    $ 131,558             $ 854,641
                                                     ----------         -------------

EXPENSES:
   Insurance charges ...........................      168,922               832,078
   Administrative fees .........................       16,601                82,145
                                                     ----------         -------------

      Total expenses ...........................      185,523               914,223
                                                     ----------         -------------

         Net investment income (loss) ..........      (53,965)              (59,582)
                                                     ----------         -------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...............           --                89,391
      Realized gain (loss) on sale of investments          --            (2,966,454)
                                                     ----------         -------------

         Realized gain (loss) ..................           --            (2,877,063)
                                                     ----------         -------------

   Change in unrealized gain (loss)
      on investments ............................           --            (5,923,527)
                                                     ----------         -------------

Net increase (decrease) in net assets
   resulting from operations ....................    $ (53,965)         $ (8,860,172)
                                                     ==========         =============

                       See Notes to Financial Statements
                                      -10-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 HIGH YIELD BOND
                                              CAPITAL FUND - CLASS I             FUND - CLASS I           INVESTORS FUND - CLASS I
                                             --------------------------    ---------------------------   ---------------------------
                                                 2002           2001            2002           2001          2002            2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
   Net investment income (loss) ..........   $   (21,554)   $   (12,237)   $   105,887    $    25,580    $    (5,321)   $    (9,242)
   Realized gain (loss) ..................      (130,981)         7,255          5,431         (4,154)       (61,140)           279
   Change in unrealized gain (loss)
      on investments .....................      (384,527)       (25,938)       (33,226)       (11,664)      (204,743)       (75,191)
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations .......      (537,062)       (30,920)        78,092          9,762       (271,204)       (84,154)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments .........       379,811        839,530        319,183        164,155        174,349        308,626
   Participant transfers from other
      funding options ....................       303,043        296,764      8,539,419         78,190         75,749        202,384
   Administrative charges ................          (963)          (605)          (169)          (144)          (417)          (360)
   Contract surrenders ...................      (124,786)       (95,730)       (21,923)       (26,190)       (72,975)       (46,634)
   Participant transfers to other
      funding options ....................      (604,463)      (386,296)    (7,569,728)       (60,982)      (247,565)      (316,276)
   Other payments to participants ........       (14,226)          --          (30,706)       (24,449)          --          (14,634)
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from unit transactions        (61,584)       653,663      1,236,076        130,580        (70,859)       133,106
                                             -----------    -----------    -----------    -----------    -----------    -----------

         Net increase (decrease) in net assets  (598,646)       622,743      1,314,168        140,342       (342,063)        48,952

NET ASSETS:
   Beginning of year .....................     1,986,781      1,364,038        396,949        256,607      1,090,422      1,041,470
                                             -----------    -----------    -----------    -----------    -----------    -----------
   End of year ...........................   $ 1,388,135    $ 1,986,781    $ 1,711,117    $   396,949    $   748,359    $ 1,090,422
                                             ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements
                                      -11-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      SMALL CAP                    STRATEGIC             ACTIVE INTERNATIONAL
                                               GROWTH FUND - CLASS I           BOND FUND CLASS - I       ALLOCATION PORTFOLIO
                                             --------------------------   ---------------------------  ------------------------
                                                 2002           2001           2002           2001           2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
   Net investment income (loss) ..........   $   (11,251)   $    (7,146)   $   102,223    $    28,604    $    (2,270)   $     6,095
   Realized gain (loss) ..................      (145,264)       (28,085)        12,938          1,762         27,825         (8,366)
   Change in unrealized gain (loss)
      on investments .....................      (139,654)         8,909         33,178          7,579        114,922       (113,163)
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations .......      (296,169)       (26,322)       148,339         37,945        140,477       (115,434)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments .........       400,344        268,172      1,063,840        429,013         92,033        887,378
   Participant transfers from other
      funding options ....................       577,624        116,046      1,201,089        214,709     47,716,498         38,408
   Administrative charges ................          (256)          (136)          (703)          (380)          (231)          (109)
   Contract surrenders ...................       (21,962)       (40,969)       (86,222)       (26,005)       (77,347)        (1,934)
   Participant transfers to other
      funding options ....................      (585,396)      (134,031)      (629,255)       (63,981)   (47,918,533)       (27,976)
   Other payments to participants ........        (8,510)       (16,625)          --          (28,822)        (8,648)       (38,820)
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from unit transactions        361,844        192,457      1,548,749        524,534       (196,228)       856,947
                                             -----------    -----------    -----------    -----------    -----------    -----------

         Net increase (decrease) in net assets    65,675        166,135      1,697,088        562,479        (55,751)       741,513

NET ASSETS:
   Beginning of year .....................       594,515        428,380      1,098,664        536,185        934,247        192,734
                                             -----------    -----------    -----------    -----------    -----------    -----------
   End of year ...........................   $   660,190    $   594,515    $ 2,795,752    $ 1,098,664    $   878,496    $   934,247
                                             ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements
                                      -12-

                                             THE TRAVELERS SEPARATE ACCOUNT EIGHT
                                                    FOR VARIABLE ANNUITIES
                                        STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                                        FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        EMERGING MARKETS EQUITY             EQUITY GROWTH                  GLOBAL VALUE                    MID CAP GROWTH
               PORTFOLIO                      PORTFOLIO                  EQUITY PORTFOLIO                     PORTFOLIO
      --------------------------      --------------------------    ---------------------------     ---------------------------
         2002            2001            2002            2001            2002            2001           2002             2001
      ----------      ----------      ----------    ------------    ------------    ------------    ------------    ------------
      $ (14,061)      $  (7,053)      $ (14,374)    $   (14,370)    $    (7,598)    $    (7,151)    $   (22,594)    $   (16,774)
        (51,977)       (124,427)       (118,587)        (80,127)       (265,458)         (6,130)       (202,290)       (364,099)

        198,180          84,835        (215,031)        (38,977)        (75,078)       (126,175)       (306,963)          7,350
      ----------      ----------      ----------    ------------    ------------    ------------    ------------    ------------

        132,142         (46,645)       (347,992)       (133,474)       (348,134)       (139,456)       (531,847)       (373,523)
      ----------      ----------      ----------    ------------    ------------    ------------    ------------    ------------

      1,108,075          41,955         446,491         854,833         635,832         542,185         252,699       1,453,584

     47,797,556          28,135         105,804         127,929       2,204,906          77,768         552,646       1,528,439
           (171)           (146)           (531)           (281)           (879)           (672)           (403)           (267)
        (13,624)        (60,950)       (176,507)        (26,591)       (327,851)        (39,914)        (55,243)        (45,424)

    (49,038,799)       (123,883)       (208,106)       (252,347)     (2,161,368)        (72,864)       (608,101)     (1,705,092)
              -          (7,181)        (12,945)        (10,069)        (14,401)              -          (8,239)              -
      ----------      ----------      ----------    ------------    ------------    ------------    ------------    ------------

       (146,963)       (122,070)        154,206         693,474         336,239         506,503         133,359       1,231,240
      ----------      ----------      ----------    ------------    ------------    ------------    ------------    ------------

        (14,821)       (168,715)       (193,786)        560,000         (11,895)        367,047        (398,488)        857,717

        388,591         557,306       1,109,684         549,684       1,878,473       1,511,426       1,536,148         678,431
      ----------      ----------      ----------    ------------    ------------    ------------    ------------    ------------
      $ 373,770       $ 388,591       $ 915,898     $ 1,109,684     $ 1,866,578     $ 1,878,473     $ 1,137,660     $ 1,536,148
      ==========      ==========      ==========    ============    ============    ============    ============    ============

                       See Notes to Financial Statements
                                      -13-

                                                  THE TRAVELERS SEPARATE ACCOUNT EIGHT
                                                         FOR VARIABLE ANNUITIES
                                             STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                                             FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                              MID CAP VALUE PORTFOLIO          TECHNOLOGY PORTFOLIO       U.S. REAL ESTATE PORTFOLIO
                                           ------------------------------  ------------------------------ --------------------------
                                               2002            2001            2002            2001            2002            2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
   Net investment income (loss) ..........   $   (62,018)   $   (46,607)   $    (7,046)   $    (9,089)   $    26,708    $    19,931
   Realized gain (loss) ..................      (281,971)       (66,975)      (447,344)      (579,067)        23,030          4,841
   Change in unrealized gain (loss)
      on investments .....................      (956,440)       (47,722)       (16,769)       153,953       (122,105)        (1,474)
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations .......    (1,300,429)      (161,304)      (471,159)      (434,203)       (72,367)        23,298
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments .........     1,357,599      1,933,612         49,016        300,659        819,622        454,532
   Participant transfers from other
      funding options ....................       717,247        326,348     12,250,015     11,872,786        446,040        111,292
   Administrative charges ................        (1,197)          (799)          (233)          (290)          (333)          (181)
   Contract surrenders ...................      (243,927)      (154,118)        (5,274)       (22,411)       (84,190)       (27,916)
   Participant transfers to other
      funding options ....................      (698,635)      (358,478)   (11,980,390)   (11,752,804)      (420,659)       (48,430)
   Other payments to participants ........       (10,688)       (10,562)       (34,502)          --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

   Net increase (decrease) in net assets
      resulting from unit transactions ...     1,120,399      1,736,003        278,632        397,940        760,480        489,297
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets     (180,030)     1,574,699       (192,527)       (36,263)       688,113        512,595

NET ASSETS:
   Beginning of year .....................     3,741,413      2,166,714        399,411        435,674        759,896        247,301
                                             -----------    -----------    -----------    -----------    -----------    -----------
   End of year ...........................   $ 3,561,383    $ 3,741,413    $   206,884    $   399,411    $ 1,448,009    $   759,896
                                             ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements
                                      -14-

                                             THE TRAVELERS SEPARATE ACCOUNT EIGHT
                                                    FOR VARIABLE ANNUITIES
                                        STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                                        FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                        COMSTOCK PORTFOLIO -                                         EMERGING GROWTH PORTFOLIO
          VALUE PORTFOLIO                 CLASS I SHARES              DOMESTIC INCOME PORTFOLIO          CLASS I SHARES
    ----------------------------    ----------------------------   -----------------------------    ----------------------------
         2002            2001            2002            2001            2002            2001            2002            2001
    ------------    ------------    ------------    ------------   -------------   -------------    ------------    ------------
      $ (13,873)      $ (11,207)      $ (51,268)      $ (35,685)       $ 62,963        $ 18,627       $ (51,688)      $ (71,348)
        (54,153)        147,072        (338,465)          4,052         (53,611)          6,938        (497,940)       (392,818)

       (447,038)       (121,930)       (822,663)       (207,068)        (19,522)         14,750      (1,054,636)     (1,355,597)
    ------------    ------------    ------------    ------------   -------------   -------------    ------------    ------------

       (515,064)         13,935      (1,212,396)       (238,701)        (10,170)         40,315      (1,604,264)     (1,819,763)
    ------------    ------------    ------------    ------------   -------------   -------------    ------------    ------------

        232,275         604,445       2,917,386       3,403,865         112,869         317,614         240,329       2,331,733

        243,338         396,658       1,465,771         798,575       1,330,447       1,693,215         150,010         739,099
         (1,025)           (553)         (1,585)           (522)             (4)           (260)         (1,915)         (1,697)
       (259,468)       (253,174)       (416,935)        (31,842)        (23,291)        (57,750)       (274,562)       (418,262)

       (287,580)       (319,648)     (1,791,927)        (41,400)     (2,342,251)     (1,435,809)       (361,208)       (861,328)
        (22,415)        (21,347)        (28,043)              -               -         (14,044)        (53,430)        (28,669)
    ------------    ------------    ------------    ------------   -------------   -------------    ------------    ------------

        (94,875)        406,381       2,144,667       4,128,676        (922,230)        502,966        (300,776)      1,760,876
    ------------    ------------    ------------    ------------   -------------   -------------    ------------    ------------

       (609,939)        420,316         932,271       3,889,975        (932,400)        543,281      (1,905,040)        (58,887)

      2,154,906       1,734,590       4,357,039         467,064         932,400         389,119       4,847,115       4,906,002
    ------------    ------------    ------------    ------------   -------------   -------------    ------------    ------------
    $ 1,544,967     $ 2,154,906     $ 5,289,310     $ 4,357,039    $         --    $    932,400     $ 2,942,075     $ 4,847,115
    ============    ============    ============    ============   =============   =============    ============    ============

                       See Notes to Financial Statements
                                      -15-

                                                  THE TRAVELERS SEPARATE ACCOUNT EIGHT
                                                         FOR VARIABLE ANNUITIES
                                             STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                                             FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                 GROWTH AND
                                              ENTERPRISE PORTFOLIO           GOVERNMENT PORTFOLIO              INCOME PORTFOLIO
                                                 CLASS I SHARES                 CLASS I SHARES                  CLASS I SHARES
                                          ------------------------------  ------------------------------ ---------------------------
                                                 2002            2001           2002           2001          2002           2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
   Net investment income (loss) ..........   $   (33,884)   $   (52,118)   $    56,970    $    49,056    $   (41,568)   $   (84,640)
   Realized gain (loss) ..................      (353,348)      (231,144)       194,071         (4,912)      (137,829)         5,259
   Change in unrealized gain (loss)
      on investments .....................      (697,303)      (710,989)       168,466         41,818       (942,575)      (292,922)
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets
         resulting from operations .......    (1,084,535)      (994,251)       419,507         85,962     (1,121,972)      (372,303)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments .........       134,681        761,835      3,705,587      1,883,535      1,476,199      2,384,172
   Participant transfers from other
      funding options ....................       165,556        630,778     10,063,386      1,073,053        792,035        623,717
   Administrative charges ................        (1,472)        (1,381)        (1,866)          (377)        (3,151)        (2,036)
   Contract surrenders ...................      (173,503)      (261,602)      (358,506)       (35,693)      (426,409)      (158,156)
   Participant transfers to other
      funding options ....................      (270,747)      (540,087)    (8,760,770)      (308,250)      (837,289)      (362,113)
   Other payments to participants ........       (26,010)      (239,848)       (91,588)       (14,149)       (43,660)       (72,463)
                                             -----------    -----------    -----------    -----------    -----------    -----------

   Net increase (decrease) in net assets
      resulting from unit transactions ...      (171,495)       349,695      4,556,243      2,598,119        957,725      2,413,121
                                             -----------    -----------    -----------    -----------    -----------    -----------

      Net increase (decrease) in net assets   (1,256,030)      (644,556)     4,975,750      2,684,081       (164,247)     2,040,818

NET ASSETS:
   Beginning of year .....................     3,615,909      4,260,465      3,420,695        736,614      6,223,391      4,182,573
                                             -----------    -----------    -----------    -----------    -----------    -----------
   End of year ...........................   $ 2,359,879    $ 3,615,909    $ 8,396,445    $ 3,420,695    $ 6,059,144    $ 6,223,391
                                             ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements
                                      -16-

                      THE TRAVELERS SEPARATE ACCOUNT EIGHT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

       MONEY MARKET PORTFOLIO -
            CLASS I SHARES                      COMBINED
    -----------------------------     -----------------------------
         2002             2001            2002             2001
    -------------    ------------    -------------   -------------
        $ (53,965)       $ 94,363        $ (59,582)     $ (142,411)
               --              --       (2,877,063)     (1,712,846)

               --              --       (5,923,527)     (2,809,616)
    -------------    ------------    -------------   -------------

          (53,965)         94,363       (8,860,172)     (4,664,873)
    -------------    ------------    -------------   -------------

        9,481,626      10,367,400       25,399,846      30,532,833

      105,736,849      16,507,475      242,435,028      37,481,768
           (2,026)         (1,004)         (19,530)        (12,200)
       (2,022,927)     (1,172,398)      (5,267,432)     (3,003,663)

     (109,023,289)    (18,327,834)    (246,346,059)    (37,499,909)
         (355,328)             --         (763,339)       (541,682)
    -------------    ------------    -------------   -------------

        3,814,905       7,373,639       15,438,514      26,957,147
    -------------    ------------    -------------   -------------

        3,760,940       7,468,002        6,578,342      22,292,274

       10,912,084       3,444,082       52,378,733      30,086,459
    -------------    ------------    -------------   -------------
    $  14,673,024    $ 10,912,084    $  58,957,075   $  52,378,733
    =============    ============    =============   =============

                       See Notes to Financial Statements
                                      -17-

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Eight for Variable  Annuities  ("Separate Account
Eight") is a separate  account of The Travelers  Life and Annuity  Company ("The
Company"),  which  is a  wholly  owned  subsidiary  of The  Travelers  Insurance
Company, an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate
Account  Eight is  registered  under  the  Investment  Company  Act of 1940,  as amended, as a unit investment trust.  Separate Account Eight is comprised of the
Travelers Premier Advisers - AssetManager product.

Participant  purchase payments applied to Separate Account Eight are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002,  investments  comprising  Separate Account Eight were:

     Salomon Brothers Variable Series Fund Inc., Maryland business trust,
         Affiliate of The Company
         Capital Fund - Class I (Formerly Capital Fund)
         High Yield Bond Fund - Class I (Formerly High Yield Bond Fund)
         Investors Fund - Class I (Formerly Investors Fund)
         Small Cap Growth Fund - Class I (Formerly Small Cap Growth Fund)
         Strategic Bond Fund - Class I (Formerly Strategic Bond Fund)
     The Universal Institutional Funds, Inc., Maryland business trust
         Active International Allocation Portfolio
         Emerging Markets Equity Portfolio
         Equity Growth Portfolio
         Global Value Equity Portfolio
         Mid Cap Growth Portfolio
         Mid Cap Value Portfolio
         Technology Portfolio
         U.S. Real Estate Portfolio
         Value Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares (Formerly Comstock Portfolio)
         Emerging Growth Portfolio - Class I Shares
         (Formerly Emerging Growth Portfolio)
         Enterprise Portfolio - Class I Shares (Formerly Enterprise Portfolio)
         Government Portfolio - Class I Shares (Formerly Government Portfolio)
         Growth and Income Portfolio - Class I Shares
         (Formerly Growth and Income Portfolio)
         Money Market Portfolio - Class I Shares (Formerly Money Market Portfolio)

Not all funds may be available in all states or to all contract owners.

Effective April 30, 2002, the assets of Domestic Income  Portfolio of Van Kampen
Life Investment Trust were combined into Government Portfolio of Van Kampen Life
Investment  Trust.  At the effective  date  Separate  Account Eight held 136,863 shares of Domestic Income Portfolio  having a market value of $1,018,259,  which were exchanged for 111,285 shares of Government Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed  by  Separate  Account  Eight  in  the  preparation  of  its  financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

                                      -18-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES.  The  operations of Separate  Account Eight form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life  insurance  company under the Internal  Revenue Code of 1986, as amended  (the  "Code").  Under  existing  federal  income tax law,  no taxes are payable on the investment  income of Separate  Account Eight.  Separate  Account
Eight is not taxed as a "regulated investment company" under Subchapter M of the
Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account  Eight adopted the financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five period.  It is  comprised of the units,  unit values, investment income ratio,  expense ratios and total returns for each sub-account.
Since each sub-account offers multiple contract charges,  certain information is provided in the form of a range. The range  information may reflect varying time periods  if  assets  did not  exist  with all  contract  charge  options  of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2.  INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$264,664,930  and  $249,193,081,  respectively,  for the year ended December 31,
2002. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible funds was $69,228,916 at
December 31, 2002. Gross unrealized appreciation for all investments at December
31, 2002 was $268,546.  Gross  unrealized  depreciation  for all  investments at
December 31, 2002 was $10,529,638.

3.  CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The
Company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values. For the first six contract years this charge equals, on an annual basis,
1.45% and 1.60% for the  Standard  Death  Benefit  and  Enhanced  Death  Benefit
contracts,  respectively.  Beginning in the seventh contract year, the charge is reduced to 1.40% of the amounts held in each funding option.

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For contracts in the accumulation phase with a contract value less than $75,000, an annual  charge  of $50  (prorated  for  partial  periods)  is  deducted  from participant  account  balances  and  paid  to  The  Company  to  cover  contract administrative charges.

                                      -19-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                         DECEMBER 31, 2002
                                                                         -----------------

                                                                ACCUMULATION     UNIT
                                                                   UNITS         VALUE      NET ASSETS
                                                               -------------     -----      ----------
Salomon Brothers Variable Series Fund Inc.
   Capital Fund - Class I
     Standard Death Benefit ...................................     822,720     $ 0.891     $   733,051
     Enhanced Death Benefit ...................................     739,073       0.886         655,084
   High Yield Bond Fund - Class I
     Standard Death Benefit ...................................   1,176,890       1.098       1,291,684
     Enhanced Death Benefit ...................................     384,151       1.092         419,433
   Investors Fund - Class I
     Standard Death Benefit ...................................     370,747       0.759         281,256
     Enhanced Death Benefit ...................................     618,928       0.755         467,103
   Small Cap Growth Fund - Class I
     Standard Death Benefit ...................................     502,537       0.578         290,534
     Enhanced Death Benefit ...................................     641,956       0.576         369,656
   Strategic Bond Fund - Class I
     Standard Death Benefit ...................................   1,481,981       1.197       1,774,462
     Enhanced Death Benefit ...................................     857,410       1.191       1,021,290
The Universal Institutional Funds, Inc.
   Active International Allocation Portfolio
     Standard Death Benefit ...................................     539,898       0.584         315,357
     Enhanced Death Benefit ...................................     967,974       0.582         563,139
   Emerging Markets Equity Portfolio
     Standard Death Benefit ...................................     376,914       0.668         251,947
     Enhanced Death Benefit ...................................     183,213       0.665         121,823
   Equity Growth Portfolio
     Standard Death Benefit ...................................   1,135,055       0.487         552,893
     Enhanced Death Benefit ...................................     748,199       0.485         363,005
   Global Value Equity Portfolio
     Standard Death Benefit ...................................   1,292,179       0.799       1,033,087
     Enhanced Death Benefit ...................................   1,047,988       0.795         833,491
   Mid Cap Growth Portfolio
     Standard Death Benefit ...................................     418,051       0.405         169,377
     Enhanced Death Benefit ...................................   2,399,471       0.404         968,283
   Mid Cap Value Portfolio
     Standard Death Benefit ...................................   1,523,942       0.764       1,163,543
     Enhanced Death Benefit ...................................   3,157,037       0.760       2,397,840
   Technology Portfolio
     Standard Death Benefit ...................................     955,215       0.165         157,782
     Enhanced Death Benefit ...................................     298,465       0.165          49,102
   U.S. Real Estate Portfolio
     Standard Death Benefit ...................................     554,847       1.200         666,076
     Enhanced Death Benefit ...................................     654,736       1.194         781,933
   Value Portfolio
     Standard Death Benefit ...................................   1,170,119       0.837         978,969
     Enhanced Death Benefit ...................................     680,079       0.832         565,998
Van Kampen Life Investment Trust
   Comstock Portfolio - Class I Shares
     Standard Death Benefit ...................................   2,192,266       0.913       2,002,478
     Enhanced Death Benefit ...................................   3,617,111       0.909       3,286,832

                                      -20-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                         DECEMBER 31, 2002
                                                                         -----------------

                                                                ACCUMULATION     UNIT
                                                                   UNITS         VALUE      NET ASSETS
                                                               -------------     -----      ----------
Van Kampen Life Investment Trust (continued)
   Emerging Growth Portfolio - Class I Shares
     Standard Death Benefit ...................................    1,907,007     $ 0.638    $ 1,216,025
     Enhanced Death Benefit ...................................    2,721,048       0.634      1,726,050
   Enterprise Portfolio - Class I Shares
     Standard Death Benefit ...................................    2,765,320       0.519      1,434,435
     Enhanced Death Benefit ...................................    1,793,376       0.516        925,444
   Government Portfolio - Class I Shares
     Standard Death Benefit ...................................    4,445,694       1.243      5,527,488
     Enhanced Death Benefit ...................................    2,319,555       1.237      2,868,957
   Growth and Income Portfolio - Class I Shares
     Standard Death Benefit ...................................    3,642,088       0.948      3,453,968
     Enhanced Death Benefit ...................................    2,761,605       0.943      2,605,176
   Money Market Portfolio - Class I Shares
     Standard Death Benefit ...................................    8,175,680       1.076      8,796,828
     Enhanced Death Benefit ...................................    5,489,827       1.070      5,876,196
                                                                                            -----------
Net Contract Owners' Equity                                                                 $58,957,075
                                                                                            ===========

                                      -21-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS

                                                                                  FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                  -----------------------------------------------------------------

INVESTMENTS                                                          NO. OF          MARKET           COST OF           PROCEEDS
                                                                     SHARES           VALUE          PURCHASES         FROM SALES
                                                                   ----------     ------------     -------------     -------------
  SALOMON BROTHERS VARIABLE SERIES FUND INC. (12.4%)
    Capital Fund - Class I (Cost $1,767,396)                          123,303      $ 1,388,387         $ 630,711         $ 713,865
    High Yield Bond Fund - Class I (Cost $1,783,056)                  211,028        1,711,434         8,291,154         6,948,927
    Investors Fund - Class I (Cost $964,536)                           77,085          748,496           257,134           333,329
    Small Cap Growth Fund - Class I (Cost $815,669)                    80,330          660,311           962,627           611,996
    Strategic Bond Fund - Class I (Cost $2,767,575)                   269,131        2,796,275         2,316,004           664,657
                                                                   ----------     ------------     -------------     -------------
      Total (Cost $8,098,232)                                         760,877        7,304,903        12,457,630         9,272,774
                                                                   ----------     ------------     -------------     -------------

  THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (20.2%)
    Active International Allocation Portfolio (Cost $888,507)         142,872          878,663        47,400,690        47,599,154
    Emerging Markets Equity Portfolio (Cost $383,878)                  61,894          373,838        47,929,980        48,090,987
    Equity Growth Portfolio (Cost $1,286,861)                          89,547          916,064           530,133           390,287
    Global Value Equity Portfolio (Cost $2,047,716)                   189,727        1,866,916         2,788,143         2,439,044
    Mid Cap Growth Portfolio (Cost $1,514,214)                        189,330        1,137,875           796,562           685,801
    Mid Cap Value Portfolio (Cost $4,669,221)                         339,890        3,562,048         1,981,437           922,912
    Technology Portfolio (Cost $236,575)                               83,774          206,922        12,291,876        12,020,308
    U.S. Real Estate Portfolio (Cost $1,549,100)                      127,827        1,448,278         1,333,041           512,677
    Value Portfolio (Cost $1,906,457)                                 157,197        1,545,245           456,617           565,386
                                                                   ----------     ------------     -------------     -------------
      Total (Cost $14,482,529)                                      1,382,058       11,935,849       115,508,479       113,226,556
                                                                   ----------     ------------     -------------     -------------

VAN KAMPEN LIFE INVESTMENT TRUST (67.4%)
    Comstock Portfolio - Class I Shares (Cost $6,278,461)             581,350        5,290,284         4,024,551         1,894,777
    Domestic Income Portfolio (Cost $0)                                    --               --         1,508,153         2,367,547
    Emerging Growth Portfolio - Class I Shares (Cost $5,789,256)      154,145        2,942,621           370,158           722,761
    Enterprise Portfolio - Class I Shares (Cost $4,599,838)           225,220        2,360,306           264,881           470,332
    Government Portfolio - Class I Shares (Cost $8,158,129)           855,191        8,397,974        13,562,352         8,948,064
    Growth and Income Portfolio - Class I Shares (Cost $7,146,827)    449,907        6,060,243         1,970,310         1,053,909
    Money Market Portfolio - Class I Shares (Cost $14,675,644)     14,675,644       14,675,644       114,998,416       111,236,361
                                                                   ----------     ------------     -------------     -------------
      Total (Cost $46,648,155)                                     16,941,457       39,727,072       136,698,821       126,693,751
                                                                   ----------     ------------     -------------     -------------

TOTAL INVESTMENTS (100%)
   (Cost $69,228,916)                                                             $ 58,967,824     $ 264,664,930     $ 249,193,081
                                                                                  ============     =============     =============

                                      -22-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                             YEAR              UNIT VALUE        NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                             ENDED     UNITS     LOWEST TO      ASSETS   INCOME      LOWEST TO        LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)    ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                             ------   ------   -------------    ------- ----------  -------------   --------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Capital Fund - Class I                      2002     1,562   0.886 - 0.891     1,388     0.41     1.60 - 1.75    (26.41) - (26.24)
                                              2001     1,647   1.204 - 1.208     1,987     0.87     1.60 - 1.75         0.17 - 0.25
  High Yield Bond Fund - Class I              2002     1,561   1.092 - 1.098     1,711    13.42     1.60 - 1.75         5.51 - 5.68
                                              2001       382   1.035 - 1.039       397     9.30     1.60 - 1.75         3.29 - 3.49
  Investors Fund - Class I                    2002       990   0.755 - 0.759       748     1.10     1.60 - 1.75    (24.35) - (24.25)
                                              2001     1,091   0.998 - 1.002     1,090     0.78     1.60 - 1.75      (5.85) - (5.65)
  Small Cap Growth Fund - Class I             2002     1,144   0.576 - 0.578       660        -     1.60 - 1.75    (35.86) - (35.78)
                                              2001       662   0.898 - 0.900       595        -     1.60 - 1.75      (8.83) - (8.72)
  Strategic Bond Fund - Class I               2002     2,339   1.191 - 1.197     2,796     7.04     1.60 - 1.75         6.91 - 7.07
                                              2001       984   1.114 - 1.118     1,099     5.01     1.60 - 1.75         5.09 - 5.27
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Active International Allocation Portfolio   2002     1,508   0.582 - 0.584       878     1.49     1.60 - 1.75    (19.17) - (19.11)
                                              2001     1,296   0.720 - 0.722       934     2.82     1.60 - 1.75    (21.31) - (21.18)
  Emerging Markets Equity Portfolio           2002       560   0.665 - 0.668       374        -     1.60 - 1.75    (10.50) - (10.46)
                                              2001       522   0.743 - 0.746       389        -     1.60 - 1.75      (8.16) - (7.90)
  Equity Growth Portfolio                     2002     1,883   0.485 - 0.487       916     0.19     1.60 - 1.75    (29.09) - (29.01)
                                              2001     1,619   0.684 - 0.686     1,110        -     1.60 - 1.75    (16.69) - (16.55)
  Global Value Equity Portfolio               2002     2,340   0.795 - 0.799     1,867     1.25     1.60 - 1.75    (18.38) - (18.22)
                                              2001     1,925   0.974 - 0.977     1,878     1.22     1.60 - 1.75      (8.63) - (8.52)
  Mid Cap Growth Portfolio                    2002     2,818   0.404 - 0.405     1,138        -     1.60 - 1.75    (32.33) - (32.27)
                                              2001     2,574   0.597 - 0.598     1,536        -     1.60 - 1.75    (30.50) - (30.47)
  Mid Cap Value Portfolio                     2002     4,681   0.760 - 0.764     3,561        -     1.60 - 1.75    (29.24) - (29.13)
                                              2001     3,479   1.074 - 1.078     3,741        -     1.60 - 1.75      (4.87) - (4.69)
  Technology Portfolio                        2002     1,254           0.165       207        -     1.60 - 1.75    (49.85) - (49.70)
                                              2001     1,215   0.328 - 0.329       399        -     1.60 - 1.75    (49.77) - (49.62)
  U.S. Real Estate Portfolio                  2002     1,210   1.194 - 1.200     1,448     3.99     1.60 - 1.75      (2.53) - (2.36)
                                              2001       619   1.225 - 1.229       760     6.03     1.60 - 1.75         7.93 - 8.09
  Value Portfolio                             2002     1,850   0.832 - 0.837     1,545     0.91     1.60 - 1.75    (23.53) - (23.35)
                                              2001     1,976   1.088 - 1.092     2,155     1.08     1.60 - 1.75         0.46 - 0.65
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares         2002     5,809   0.909 - 0.913     5,289     0.64     1.60 - 1.75    (20.61) - (20.54)
                                              2001     3,798   1.145 - 1.149     4,357        -     1.60 - 1.75      (4.18) - (4.09)
  Emerging Growth Portfolio - Class I Shares  2002     4,628   0.634 - 0.638     2,942     0.35     1.60 - 1.75    (33.68) - (33.54)
                                              2001     5,061   0.956 - 0.960     4,847     0.09     1.60 - 1.75    (32.72) - (32.58)
  Enterprise Portfolio - Class I Shares       2002     4,559   0.516 - 0.519     2,360     0.48     1.60 - 1.75    (30.55) - (30.43)
                                              2001     4,855   0.743 - 0.746     3,616     0.19     1.60 - 1.75    (21.79) - (21.72)

                                      -23-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (continued)

                                             YEAR               UNIT VALUE       NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                             ENDED     UNITS     LOWEST TO      ASSETS   INCOME      LOWEST TO        LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)    ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                             ------   ------   -------------    ------- ----------  -------------   --------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONTINUED)
  Government Portfolio - Class I Shares       2002     6,765   1.237 - 1.243     8,396     2.59     1.60 - 1.75        7.75 - 7.81
                                              2001     2,970   1.148 - 1.153     3,421     3.76     1.60 - 1.75        5.03 - 5.30
  Growth and Income Portfolio-Class I Shares  2002     6,404   0.943 - 0.948     6,059     0.99     1.60 - 1.75   (16.03) - (15.88)
                                              2001     5,528   1.123 - 1.127     6,223     0.06     1.60 - 1.75     (7.42) - (7.32)
  Money Market Portfolio - Class I Shares     2002    13,666   1.070 - 1.076    14,673     1.19     1.60 - 1.75     (0.56) - (0.37)
                                              2001    10,122   1.076 - 1.080    10,912     3.18     1.60 - 1.75        1.89 - 1.98

*    Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -24-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

  7. Schedule of Accumulation Units for Separate Account Eight
     for the years ended December 31, 2002 and 2001

                                                       CAPITAL FUND -           HIGH YIELD BOND FUND -         INVESTORS FUND -
                                                           CLASS I                     CLASS I                     CLASS I
                                                   ------------------------    ------------------------    -------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........    1,646,683     1,133,092       382,320       255,609     1,090,712       981,843
Accumulation units purchased and
   transferred from other funding options ......      666,033       931,302     8,363,951       233,199       284,008       496,585
Accumulation units redeemed and
   transferred to other funding options ........     (750,923)     (417,711)   (7,185,230)     (106,488)     (385,045)     (387,716)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    1,561,793     1,646,683     1,561,041       382,320       989,675     1,090,712
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                         SMALL CAP                                                  ACTIVE
                                                        GROWTH FUND -            STRATEGIC BOND FUND -     INTERNATIONAL ALLOCATION
                                                           CLASS I                     CLASS I                     PORTFOLIO
                                                   ------------------------    ------------------------    -------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........      661,680       434,963       984,062       505,014     1,296,285       210,502
Accumulation units purchased and
   transferred from other funding options ......    1,468,552       445,675     1,974,015       587,221    81,540,246     1,177,569
Accumulation units redeemed and
   transferred to other funding options ........     (985,739)     (218,958)     (618,686)     (108,173)   (81,328,659)     (91,786)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    1,144,493       661,680     2,339,391       984,062     1,507,872     1,296,285
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                    EMERGING MARKETS EQUITY          EQUITY GROWTH            GLOBAL VALUE EQUITY
                                                           PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                    ------------------------    ------------------------    ------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........      521,732       688,286     1,618,542       669,389     1,924,701     1,416,067
Accumulation units purchased and
   transferred from other funding options ......   68,619,547        93,303       965,600     1,378,419     3,397,469       623,477
Accumulation units redeemed and
   transferred to other funding options ........  (68,581,152)     (259,857)     (700,888)     (429,266)   (2,982,003)     (114,843)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................      560,127       521,732     1,883,254     1,618,542     2,340,167     1,924,701
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                   MID CAP GROWTH PORTFOLIO    MID CAP VALUE PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                   ------------------------    ------------------------    ------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........    2,573,716       789,355     3,478,643     1,917,636     1,215,396       667,097
Accumulation units purchased and
   transferred from other funding options ......    1,754,816     4,933,602     2,386,030     2,085,968    58,246,834    34,794,262
Accumulation units redeemed and
   transferred to other funding options.........   (1,511,010)   (3,149,241)   (1,183,694)     (524,961)  (58,208,550)  (34,245,963)
                                                   ----------    ----------    ----------    ----------   -----------   -----------
Accumulation units end of year .................    2,817,522     2,573,716     4,680,979     3,478,643     1,253,680     1,215,396
                                                   ==========    ==========    ==========    ==========   ===========   ===========

                                      -25-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. Schedule of Accumulation Units for Separate Account Eight
   for the years ended December 31, 2002 and 2001 (continued)

                                                                                                             COMSTOCK PORTFOLIO -
                                                  U.S. REAL ESTATE PORTFOLIO       VALUE PORTFOLIO             CLASS I SHARES
                                                  -------------------------    ------------------------    ------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........      618,521       217,508     1,975,974     1,599,715     3,798,362       390,522
Accumulation units purchased and
   transferred from other funding options ......    1,005,209       468,179       474,550       921,302     4,349,044     3,470,881
Accumulation units redeemed and
   transferred to other funding options ........     (414,147)      (67,166)     (600,326)     (545,043)   (2,338,029)      (63,041)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................    1,209,583       618,521     1,850,198     1,975,974     5,809,377     3,798,362
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                                               EMERGING GROWTH PORTFOLIO     ENTERPRISE PORTFOLIO -
                                                  DOMESTIC INCOME PORTFOLIO         CLASS I SHARES             CLASS I SHARES
                                                  -------------------------    ------------------------    ------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........      831,517       375,352     5,061,134     3,449,274     4,854,747     4,476,562
Accumulation units purchased and
   transferred from other funding options ......    1,286,071     1,818,015       481,958     2,842,784       505,177     1,761,334
Accumulation units redeemed and
   transferred to other funding options ........   (2,117,588)   (1,361,850)     (915,037)   (1,230,924)     (801,228)   (1,383,149)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year .................         --         831,517     4,628,055     5,061,134     4,558,696     4,854,747
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                  GOVERNMENT PORTFOLIO -     GROWTH AND INCOME PORTFOLIO  MONEY MARKET PORTFOLIO -
                                                      CLASS I SHARES                CLASS I SHARES             CLASS I SHARES
                                                  -------------------------    ------------------------    ------------------------
                                                      2002           2001          2002          2001          2002          2001
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ...........    2,969,603       672,901     5,528,225     3,441,608    10,121,884     3,255,950
Accumulation units purchased and
   transferred from other funding options.......   11,345,999     2,619,138     2,172,566     2,621,673   106,933,596    24,981,208
Accumulation units redeemed and
   transferred to other funding options ........   (7,550,353)     (322,436)   (1,297,098)     (535,056) (103,389,973)  (18,115,274)
                                                   ----------    ----------    ----------    ----------  ------------   -----------
Accumulation units end of year .................    6,765,249     2,969,603     6,403,693     5,528,225    13,665,507    10,121,884
                                                   ==========    ==========    ==========    ==========  ============   ===========

                                                           COMBINED
                                               --------------------------------
                                                      2002             2001

Accumulation units beginning of year .......       53,154,439        27,548,245
Accumulation units purchased and
   transferred from other funding options ..      358,221,271        89,285,096
Accumulation units redeemed and
   transferred to other funding options ....     (343,845,358)      (63,678,902)
                                                 ------------      ------------
Accumulation units end of year .............       67,530,352        53,154,439
                                                 ============      ============

                                      -26-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
    Owners of Variable Annuity Contracts of The Travelers Separate
    Account Eight for Variable Annuities:

We have audited the accompanying statements of assets and liabilities of The
Travelers Separate Account Eight for Variable Annuities as of December 31, 2002,
and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Travelers Separate Account Eight for Variable Annuities as of December 31, 2002,
the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ KPMG

Hartford, Connecticut
March 28, 2003

                                      -27-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The  Travelers  Separate  Account  Eight  for  Variable
Annuities or shares of Separate Account Eight's  underlying funds. It should not be used in connection  with any offer except in conjunction  with the Prospectus for The  Travelers  Separate  Account  Eight for Variable  Annuities  product(s)
offered by The Travelers Life and Annuity  Company and the  Prospectuses  of the
underlying  funds,  which  collectively   contain  all  pertinent   information,
including the applicable sales commissions.

SEP8    (Annual)    (12-02)    Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and
Annuity Company as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,
2002, in conformity with accounting principles generally accepted in the United
States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)

FOR THE YEAR ENDED DECEMBER 31,                                     2002         2001         2000
                                                                 ---------    ---------    ---------
REVENUES
Premiums                                                         $  42,893    $  39,222    $  33,941
Net investment income                                              311,946      251,054      214,174
Realized investment gains (losses)                                 (30,584)      26,144       (7,396)
Fee income                                                         189,686      173,113      127,378
Other revenues                                                      19,530       14,317        9,625
----------------------------------------------------------------------------------------------------
     Total Revenues                                                533,471      503,850      377,722
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                               94,513       88,842       78,403
Interest credited to contractholders                               180,610      125,880       77,579
Amortization of deferred acquisition costs                          66,972       89,475       68,254
Operating expenses                                                  32,352       23,404       14,095
----------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                   374,447      327,601      238,331
----------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                  159,024      176,249      139,391

Federal income taxes
     Current                                                       (31,143)     (19,007)      11,738
     Deferred                                                       86,797       80,096       36,748
----------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                     55,654       61,089       48,486
----------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                     103,370      115,160       90,905

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax                     --          (62)          --
----------------------------------------------------------------------------------------------------

Net Income                                                       $ 103,370    $ 115,098    $  90,905
====================================================================================================

                       See Notes to Financial Statements.

                                       F-2

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                 BALANCE SHEETS
                                ($ IN THOUSANDS)

AT DECEMBER 31,                                                       2002           2001
---------------------------------------------------------------------------------------------

ASSETS
Fixedmaturities, available for sale at fair value
     (including $144,284 and $102,347 subject to securities
     lending agreements) (cost $4,385,801 and $3,308,142)         $ 4,520,299   $ 3,352,227
Equity securities, at fair value (cost $14,939 and $16,251)            14,495        15,738
Mortgage loans                                                        134,078       125,629
Short-term securities                                                 475,365       206,759
Other invested assets                                                 384,616       238,429
---------------------------------------------------------------------------------------------
      Total Investments                                             5,528,853     3,938,782
---------------------------------------------------------------------------------------------
Separate accounts                                                   6,862,009     7,681,791
Deferred acquisition costs                                          1,064,118       814,369
Premiums and fees receivable                                           59,636        56,207
Other assets                                                          179,558       165,118
---------------------------------------------------------------------------------------------
     Total Assets                                                 $13,694,174   $12,656,267
---------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                  $1,145,692    $1,040,856
Contractholder funds                                                3,886,083     2,624,570
Separate accounts                                                   6,862,009     7,681,791
Other liabilities                                                     441,249       261,395
Deferred federal income taxes                                         199,350        70,091
---------------------------------------------------------------------------------------------
     Total Liabilities                                             12,534,383    11,678,703
---------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                        3,000         3,000
Additional paid-in capital                                            417,316       417,316
Retained earnings                                                     644,534       541,164
Accumulated other changes in equity from nonowner sources              94,941        16,084
---------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                     1,159,791       977,564
---------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                   $13,694,174   $12,656,267
=============================================================================================

                       See Notes to Financial Statements.

                                       F-3

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)

                                                                          FOR THE YEAR ENDED
                                                                             DECEMBER 31,
------------------------------------------------------------------------------------------------------
COMMON STOCK                                                        2002         2001          2000
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $    3,000   $    3,000    $    3,000
Changes in common stock                                                  --           --            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $    3,000   $    3,000    $    3,000
======================================================================================================

------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $  417,316   $  417,316    $  167,316
Contribution from Parent Company                                         --           --       250,000
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  417,316   $  417,316    $  417,316
======================================================================================================

------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $  541,164   $  426,066    $  335,161
Net income                                                          103,370      115,098        90,905
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  644,534   $  541,164    $  426,066
======================================================================================================

------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $   16,084   $   13,622    $  (39,312)
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax             --           62            --
Unrealized gains (losses), net of tax                                73,750         (924)       52,934
Derivative instrument hedging activity gains,
    net of tax                                                        5,107        3,324            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $   94,941   $   16,084    $   13,622
======================================================================================================

------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Net income                                                       $  103,370   $  115,098    $   90,905
Other changes in equity from nonowner sources                        78,857        2,462        52,934
------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                    $  182,227   $  117,560    $  143,839
======================================================================================================

------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDERS' EQUITY
------------------------------------------------------------------------------------------------------
Changes in total shareholder's equity                            $  182,227   $  117,560    $  393,839
Balance, beginning of year                                          977,564      860,004       466,165
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $1,159,791   $  977,564    $  860,004
======================================================================================================

                       See Notes to Financial Statements.

                                       F-4

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)

FOR THE YEARS ENDED DECEMBER 31,                                 2002             2001            2000
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $    43,490    $    37,915    $    33,609
     Net investment income received                              276,813        211,179        186,362
     Fee and other income received                               238,970        211,885        136,194
     Benefits and claims paid                                   (103,513)      (103,224)       (96,890)
     Interest credited to contractholders                       (180,610)      (125,880)       (77,579)
     Operating expenses paid                                    (343,932)      (354,506)      (325,180)
     Income taxes (paid) received                                 88,888         45,257        (38,548)
      Other                                                      (21,047)       (31,175)        40,628
------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                      (941)      (108,549)      (141,404)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                        255,009         97,712        220,841
         Mortgage loans                                           36,193         20,941         28,477
     Proceeds from sales of investments
         Fixed maturities                                      1,689,931        938,987        843,856
         Equity securities                                        35,556          6,363         30,772
         Mortgage loans                                               --             --         15,260
         Real estate held for sale                                    --            (36)         2,115

     Purchases of investments
         Fixed maturities                                     (3,018,069)    (2,022,618)    (1,564,237)
         Equity securities                                       (35,735)        (2,274)       (20,361)
         Mortgage loans                                          (44,632)       (14,494)       (17,016)
     Policy loans, net                                           (11,201)        (3,395)        (2,675)
     Short-term securities (purchases) sales, net               (268,606)        40,618       (166,259)
     Other investment (purchases) sales, net                     (20,915)        (6,334)           327
     Securities transactions in course of settlement, net        117,806         64,698         21,372
------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                (1,264,663)      (879,832)      (607,528)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              1,486,056      1,178,421        629,138
     Contractholder fund withdrawals                            (224,542)      (185,464)      (115,289)
     Contribution from parent company                                 --             --        250,000
------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities             1,261,514        992,957        763,849
------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                   (4,090)         4,576         14,917
Cash at beginning of year                                         19,514         14,938             21
------------------------------------------------------------------------------------------------------
Cash at December 31,                                         $    15,424    $    19,514    $    14,938
======================================================================================================

                       See Notes to Financial Statements.

                                      F-5

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). On March 27, 2002, Travelers Property
Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of the majority of its remaining interest in
TPC. Prior to the IPO, the common stock of TIC was distributed by TPC to
Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the Financial Accounting
Standards Board (FASB) Statements of Financial Accounting Standards No. 141,
"Business Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible
Assets" (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting.
Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

                                       F-6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively. There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted Statement of Financial Accounting
Standards No. 146, "Accounting for Costs Associated with Exit or Disposal
Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that
FAS 146 will materially affect the Company's financial statements.

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged. The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

                                       F-7

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46, "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $121.9 million and primarily consists of interests in security and real estate investment funds and below investment grade asset-backed and mortgage-backed securities. The Company is evaluating the impact of applying FIN 46 to existing
VIEs in which it has variable interests and has not yet completed this analysis.
However, at this time, it is anticipated that the effect on the Company's
Balance Sheets would be insignificant. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

                                       F-8

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value.
Changes in the assumptions could affect the fair values of investments.
Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Other invested assets include partnership investments and real estate joint ventures which are accounted for on the equity method of accounting.
Undistributed income of these investments is reported in net investment income.
Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

                                       F-9

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company does not hold or issue derivative instruments for trading purposes. (See
Note 9 for a more detailed description of the Company's derivative use.)
Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The
Company's fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities. Derivatives that are either hedging instruments that are carried at fair value or do not qualify as hedges under the new rules are also carried at fair value with changes in value reflected in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued
because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

The Company also purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized gains and losses. The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risk of the host contract, the entire instrument would not otherwise

                                       F-10

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

be re-measured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.
Derivatives embedded in convertible debt securities are classified as fixed maturity securities, consistent with the host instruments.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the risk management strategy as follows. Hedge accounting was generally used to account for derivatives. To qualify for hedge accounting the change in value of the derivative was expected to substantially offset the changes in value of the hedged item. Hedges were monitored to ensure that there was a high correlation between the derivative instruments and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the statement of income.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions-global, regional, or related to specific issuers or industries-could adversely affect these investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S.
dollars, the functional currency of the Company.

SEPARATE ACCOUNTS

The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life, universal life, deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product

                                       F-11

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

type based upon three different accounting pronouncements: Statement of
Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance
Enterprises" (FAS 60), Statement of Financial Accounting Standards No. 91,
"Accounting for Nonrefundable Fees and Costs Associated with Originating or
Acquiring Loans and Initial Direct Costs of Leases" (FAS 91) and Statement of
Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance
Enterprises for Certain Long Duration Contracts and for Realized Gains and
Losses from the Sale of Investments" (FAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years. DAC for universal life is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per FAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

VALUE OF INSURANCE IN FORCE

The value of insurance in force, reported in other assets, is an asset that was recorded in 1993 at the time of acquisition of TIC and the Company by
Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

                                       F-12

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.1% to 7.9% for these annuity products with a weighted average interest rate of 7.2%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.0%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, certain deferred annuity contracts and structured settlement contracts. For universal life contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life range from 4.1% to 6.5%, with a weighted average interest rate of 5.7%.

Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 3.0% to 10.0% with a weighted average interest rate of 5.8%.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company's liability for guaranty fund assessments was not significant.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
Permitted statutory accounting

                                       F-13

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                                       F-14

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                        GROSS         GROSS
DECEMBER 31, 2002                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  423,318     $   21,809     $       90     $  445,037
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     217,602          5,958          2,115        221,445
     Obligations of states and political
     subdivisions                                         49,472          7,170              0         56,642
     Debt securities issued by foreign
     governments                                          21,530          2,146            296         23,380
     All other corporate bonds                         2,932,069        157,225         82,175      3,007,119
     All other debt securities                           737,215         35,255         10,926        761,544
     Redeemable preferred stock                            4,595          1,785          1,248          5,132
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $4,385,801     $  231,348     $   96,850     $4,520,299
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                        GROSS         GROSS
DECEMBER 31, 2001                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  281,583     $    4,744     $    3,577     $  282,750
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     197,703          2,310         10,883        189,130
     Obligations of states and political
     subdivisions                                         44,587          1,903            355         46,135
     Debt securities issued by foreign
     governments                                          53,207          2,454            716         54,945
     All other corporate bonds                         2,112,121         62,649         25,784      2,148,986
     All other debt securities                           613,451         21,378         10,109        624,720
     Redeemable preferred stock                            6,090            365            894          5,561
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $3,308,742     $   95,803     $   52,318     $3,352,227
-------------------------------------------------------------------------------------------------------------

Proceeds from sales of fixed maturities classified as available for sale were
$1.7 billion, $939 million and $844 million in 2002, 2001 and 2000, respectively. Gross gains of $85.6 million, $67.0 million

                                       F-15

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

and $22.4 million and gross losses of $29.9 million, $22.4 million and $31.2 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $66.9 million, $11.5 million and $2.9 million were realized due to other-than-temporary losses in value in 2002, 2001 and 2000, respectively. Impairment activity increased significantly beginning the fourth quarter of 2001 and continued through 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $840.4 million and $628.2 million at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities available for sale at
December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     -----------------------------------------------------------------------
                                                  AMORTIZED        FAIR
     ($ IN THOUSANDS)                               COST           VALUE
     -----------------------------------------------------------------------

     MATURITY:
          Due in one year or less                  $178,198       $180,542
          Due after 1 year through 5 years        1,239,752      1,275,526
          Due after 5 years through 10 years      1,689,810      1,731,046
          Due after 10 years                        856,436        888,148
     -----------------------------------------------------------------------
                                                  3,964,196      4,075,262
     -----------------------------------------------------------------------

          Mortgage-backed securities                423,318        445,037
     -----------------------------------------------------------------------
              Total Maturity                     $4,387,514     $4,520,229
     -----------------------------------------------------------------------

The Company makes significant investments in collateralized mortgage obligations
(CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S.
Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $265.5 million and $212.5 million, respectively. The Company's CMO holdings were 33.4%
and 49.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001, respectively. In addition, the Company held $177.8 million and $64.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at
December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-16

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31,
2002 and 2001, the Company held cash collateral of $149.0 million and $104.3 million, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

----------------------------------------------------------------------------------------
                                                          GROSS       GROSS
                                                        UNREALIZED  UNREALIZED     FAIR
($ IN THOUSANDS)                               COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------

DECEMBER 31, 2002
     Common stocks                           $ 2,599     $    37     $   699     $ 1,937
     Non-redeemable preferred stocks          12,340         394         176      12,558
----------------------------------------------------------------------------------------
         Total Equity Securities             $14,939     $   431     $   875     $14,495
----------------------------------------------------------------------------------------

DECEMBER 31, 2001
     Common stocks                           $ 2,643     $    97     $   671     $ 2,069
     Non-redeemable preferred stocks          13,608         439         378      13,669
----------------------------------------------------------------------------------------
         Total Equity Securities             $16,251     $   536     $ 1,049     $15,738
----------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $35.6 million, $6.4 million and
$30.8 million in 2002, 2001 and 2000, respectively. Gross gains and losses on sales and impairments were insignificant.

MORTGAGE LOANS

Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

At December 31, 2002 and 2001, the Company's mortgage loan portfolios consisted of the following:

    ------------------------------------------------------------------
    ($ IN THOUSANDS)                              2002         2001
    ------------------------------------------------------------------
    Current Mortgage Loans                      $130,303     $125,131
    Underperforming Mortgage Loans                 3,775          498
    ------------------------------------------------------------------
         Total                                  $134,078     $125,629
    ------------------------------------------------------------------

                                       F-17

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

       -----------------------------------------------------
       ($ IN THOUSANDS)
       -----------------------------------------------------
       2003                                       $  5,017
       2004                                          8,690
       2005                                          6,380
       2006                                         15,892
       2007                                          6,049
       Thereafter                                   92,050
       -----------------------------------------------------
            Total                                 $134,078
       =====================================================

CONCENTRATIONS

The Company participates in a short-term investment pool maintained by TIC. See
Note 11.

The Company's industry concentrations of investments (primarily fixed maturities), excluding those in federal and government agencies, were as follows at fair value:

       ----------------------------------------------------------------
       ($ IN THOUSANDS)                           2002          2001
       ----------------------------------------------------------------
       Finance                                  $562,179     $286,824
       Electric Utilities                        512,950      447,355
       Media                                     324,008      235,790
       Telecommunications                        304,171      213,644
       Banking                                   265,442      222,581
       ----------------------------------------------------------------

The Company held investments in foreign banks in the amount of $147 million and
$144 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $109 million and $38 million in Electric
Utilities, $35 million and $21 million in Media, and $53 million and $5 million in telecommunications at December 31, 2002 and 2001, respectively; and total below investment grade assets were $413.7 million and $182.3 million at December
31, 2002 and 2001, respectively.

                                       F-18

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

        ($ IN THOUSANDS)
        -------------------------------------------------------------
        At December 31,                            2002         2001
        -------------------------------------------------------------
        STATE
        California                              $42,169      $43,700
        New York                                 22,636       23,129
        -------------------------------------------------------------
        PROPERTY TYPE
        Agricultural                            $79,075      $66,459
        Office                                   44,094       37,243
        -------------------------------------------------------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

RESTRUCTURED INVESTMENTS

Mortgage loan and debt securities which were restructured at below market terms at December 31, 2002 and 2001 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

NET INVESTMENT INCOME

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,
  ($ IN THOUSANDS)                              2002         2001         2000
  ------------------------------------------------------------------------------
  GROSS INVESTMENT INCOME
         Fixed maturities                     $276,818     $217,813     $163,091
         Joint ventures and partnerships        25,746       21,481       34,574
         Mortgage loans                         10,578       11,327       14,776
         Other                                   3,542        3,288        4,398
  ------------------------------------------------------------------------------
           Total gross investment income       316,684      253,909      216,839
  ------------------------------------------------------------------------------
   Investment expenses                           4,738        2,855        2,665
  ------------------------------------------------------------------------------
  Net investment income                       $311,946     $251,054     $214,174
  ------------------------------------------------------------------------------

                                       F-19

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                              2002         2001        2000
--------------------------------------------------------------------------------------------
REALIZED
       Fixed maturities                                     $(11,185)   $ 33,061    $(11,742)
       Joint ventures and partnerships                       (19,423)     (4,980)     (1,909)
       Mortgage Loans                                            (61)       (707)      3,825
       Other                                                      85      (1,230)      2,430
--------------------------------------------------------------------------------------------
         Total realized investment gains (losses)           $(30,584)   $ 26,144    $ (7,396)
--------------------------------------------------------------------------------------------

Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                               2002        2001        2000
--------------------------------------------------------------------------------------------
UNREALIZED
     Fixed maturities                                       $ 91,013    $ 14,761    $ 78,278
     Other invested assets                                    22,449     (16,182)      3,159
--------------------------------------------------------------------------------------------
         Total unrealized investment gains (losses)          113,462      (1,421)     81,437
     Related taxes                                            39,712        (497)     28,503
--------------------------------------------------------------------------------------------
     Change in unrealized investment gains (losses)           73,750        (924)     52,934
     Balance beginning of year                                12,698      13,622     (39,312)
--------------------------------------------------------------------------------------------
         Balance end of year                                $ 86,448    $ 12,698    $ 13,622
--------------------------------------------------------------------------------------------

3.  REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million for universal life, and in excess of $25.0 million for term insurance is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

                                       F-20

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Total life insurance in-force ceded under reinsurance contracts was $29.3 billion and $23.8 billion at December 31, 2002 and 2001, including $6.0 million and $8.8 million, respectively to TIC. Total life insurance premiums ceded were
$14.9 million, $11.9 million and $8.9 million in 2002, 2001 and 2000, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $2.2 billion at December 31, 2002, of which $1.9 billion or 86% is reinsured. During 2002, substantially all new contracts written were not reinsured.

4.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. A summary of DAC follows:

                                  Traditional   Deferred
   ($ IN MILLIONS)                   Life       Annuity       UL        Total
   -----------------------------------------------------------------------------

   Beginning balance
   December 31, 2000                $36.8       $384.4      $158.3    $  579.5

   Commissions and expenses          18.4        202.9       103.0       324.3
   deferred
   Amortization expense              (7.5)       (75.8)       (6.1)      (89.4)

   -----------------------------------------------------------------------------
   Balance December 31, 2001         47.7        511.5       255.2       814.4

   Commissions and expenses          16.5        169.4       130.8       316.7
   deferred
   Amortization expense              (8.9)       (48.8)       (9.3)      (67.0)
   -----------------------------------------------------------------------------
   Balance December 31, 2002        $55.3       $632.1      $376.7    $1,064.1
   -----------------------------------------------------------------------------

The value of insurance in force totaled $12.5 million and $13.4 million at
December 31, 2002 and 2001, respectively, and was reported in other assets.
Amortization expense of value of insurance in force was insignificant for 2002 and 2001.

5.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $5.0 billion and $3.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.6 billion and $1.5 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.
Included in the amounts that are subject to discretionary withdrawal were $2.4 billion and $1.6 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $.9 billion and $.6 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.2% and 4.9%, respectively. In the payout stage these funds are credited at significantly reduced credited rates. The remaining $.1 billion in 2002 is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for

                                       F-21

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.  FEDERAL INCOME TAXES

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

  ($ IN THOUSANDS)                                        2002          2001
  ------------------------------------------------------------------------------
  Deferred Tax Assets:
       Benefit, reinsurance and other reserves          $151,454      $180,468
       Other                                               2,286         1,904
  ------------------------------------------------------------------------------
           Total                                         153,740       182,372
  ------------------------------------------------------------------------------

  Deferred Tax Liabilities:
       Investments, net                                  (48,363)      (19,938)
       Deferred acquisition costs and value of
         insurance in force                             (303,652)     (231,454)
       Other                                              (1,075)       (1,071)
  ------------------------------------------------------------------------------
           Total                                        (353,090)     (252,463)
  ------------------------------------------------------------------------------

  Net Deferred Tax Liability                           $(199,350)     $(70,091)
  ------------------------------------------------------------------------------

TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the
Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.  SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net loss was $133.9 million, $73.4 million and $66.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Statutory capital and surplus was $397 million and $407 million at December 31,
2002 and 2001, respectively.

                                       F-22

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioner (see Note 1, Summary of Significant Accounting
Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2003 without prior approval of the State of
Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                                NET                         ACCUMULATED
                                                             UNREALIZED      DERIVATIVE    OTHER CHANGES
                                                           GAIN (LOSS) ON    INSTRUMENTS   IN EQUITY FROM
                                                             INVESTMENT      & HEDGING        NONOWNER
($ IN THOUSANDS)                                             SECURITIES      ACTIVITIES       SOURCES
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1999                                     $(39,312)      $     --       $(39,312)
Unrealized gains on investment securities,
   net of tax of $25,914                                         48,127             --         48,127
Reclassification adjustment for losses
    included in net income, net of tax of $2,589                  4,807             --          4,807
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    52,934             --         52,934
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2000                                       13,622             --         13,622
Cumulative effect of change in accounting for derivative
   instruments and hedging activities, net of tax of $33             --             62             62
Unrealized gains on investment securities,
   net of tax of $8,653                                          16,070             --         16,070
Reclassification adjustment for gains
    included in net income, net of tax of $(9,150)              (16,994)            --        (16,994)
Derivative instrument hedging activity gains, net of
    tax of $1,789                                                    --          3,324          3,324
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                      (924)         3,386          2,462
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                       12,698          3,386         16,084
Unrealized gains on investment securities,
   net of tax of $29,008                                         53,871             --         53,871
Reclassification adjustment for losses
   included in net income, net of tax of $10,704                 19,879             --         19,879
Derivative instrument hedging activity gains, net of
   tax of $2,750                                                     --          5,107          5,107
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    73,750          5,107         78,857
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                                     $ 86,448       $  8,493       $ 94,941
=========================================================================================================

                                       F-23

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2002, 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                                       F-24

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for
U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                        Year Ended          Year Ended
   ($ IN MILLIONS)                      December 31, 2002   December 31, 2001
   --------------------------------------------------------------------------
   Hedge ineffectiveness recognized
     related to fair value hedges             $(5.2)              $1.9
   Hedge ineffectiveness recognized
     related to cash flow hedges                1.1                (.4)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions.

Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2002 is not significant.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contacts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company had interest rate and equity options, net of intercompany balances, with fair values of $161.7 million and $67.4 million, at December 31, 2002 and
2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2002 and 2001 were $23.9 million and
$0 respectively. The notional values of unfunded commitments were $35.5 million and $43.8 million at December 31, 2002 and 2001, respectively.

                                       F-25

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

At December 31, 2002, investments in fixed maturities had a carrying value and a fair value of $4.5 billion compared with a carrying value and a fair value of
$3.4 billion at December 31, 2001. See Notes 1 and 2.

At December 31, 2002, mortgage loans had a carrying value of $134.1 million and a fair value of $148.0 million and at December 31, 2001 had a carrying value of
$125.6 million and a fair value of $131.6 million. In estimating fair value, the
Company used interest rates reflecting the current real estate financing market.

The carrying values of short-term securities were $475.4 million and $206.8 million in 2002 and 2001, respectively, which approximated their fair values.
Policy loans which are included in other invested assets had carrying values of
$27.4 million and $16.3 million in 2002 and 2001, respectively, which also approximated their fair values.

The carrying values of $151.5 million and $133.7 million of financial instruments classified as other assets approximated their fair values at
December 31, 2002 and 2001, respectively. The carrying values of $319.8 million and $208.1 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2002 and 2001, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $2.7 billion and a fair value of $2.9 billion, compared with a carrying value of $1.9 billion and a fair value of $1.9 billion at December 31,
2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $1.1 billion and a fair value of $926 million at December 31, 2002, compared with a carrying value of $806 million and a fair value of $675 million at December 31, 2001. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

                                       F-26

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  RELATED PARTY TRANSACTIONS

TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of
December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant in 2002, 2001 and 2000.

TIC maintains a short-term investment pool in which the Company participates.
The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately
$4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $356.0 million and $90.6 million at December 31, 2002 and 2001, respectively, and is included in short-term securities in the balance sheet.

At December 31, 2002 and 2001, the Company had investments in Tribeca Citigroup
Investments Ltd., an affiliate of the Company, in the amounts of $26.7 million and $34.0 million, respectively. Income of $1.9 million, $4.5 million and $7.2 million was earned on these investments in 2002, 2001 and 2000, respectively.
The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $24.1 million and $40.1 million at December 31, 2002 and 2001, respectively. Income of $19.8 million, $8.5 million and $6.8 million was earned on these investments in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB in the amount of $10.2 million and $6.5 million, respectively.

The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2002 and 2001.

The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity
Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the
Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

The Company sold structured settlement annuities to its former property casualty insurance affiliates. Policy reserves and contractholder fund liabilities associated with these structured settlements were $607 million at December 31,
2001.

The Company distributes fixed and variable annuity products through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $.8 billion, $1.2 billion and $1.6 billion in 2002, 2001 and 2000, respectively. The Company also markets term and universal life products through
SSB. Premiums related to such products were $87.2 million, $74.5 million and
$59.3 million in 2002, 2001 and 2000, respectively.

                                       F-27

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also distributes deferred annuity products through its affiliates
Primerica Financial Services (PFS), CitiStreet Retirement Services and Citibank,
N.A. (Citibank). Deposits received from PFS were $662 million, $738 million and
$844 million in 2002, 2001 and 2000, respectively. Deposits from Citibank and
CitiStreet Retirement Services were $117 million and $184 million respectively for 2002, $166 million and $136 million, respectively, for 2001, and $131 million and $220 million, respectively, for 2000.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income was insignificant in 2002,
2001 and 2000.

Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property casualty insurance subsidiaries. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In
2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2002,
2001 and 2000.

12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

The following table reconciles net income to net cash used in operating activities:

  -------------------------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                               2002          2001          2000
  ($ IN THOUSANDS)
  -------------------------------------------------------------------------------------------------
  Net Income                                                 $ 103,370     $ 115,160     $  90,905
     Adjustments to reconcile net income to cash used in
     operating activities:
         Realized (gains) losses                                30,584       (26,144)        7,396
         Deferred federal income taxes                          86,797        80,096        36,748
         Amortization of deferred policy acquisition costs      66,972        89,475        68,254
         Additions to deferred policy acquisition costs       (316,721)     (324,277)     (297,733)
         Investment income accrued                             (35,133)      (39,875)      (27,812)
         Insurance reserves                                     (9,000)      (14,382)      (18,487)
         Other                                                  72,190        11,398          (675)
  -------------------------------------------------------------------------------------------------
         Net cash used in operations                         $    (941)    $(108,549)    $(141,404)
  -------------------------------------------------------------------------------------------------

ITEM 9.  CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND
FINANCIAL DISCLOSURE.

     None.

                                       F-28

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                               PAGE
The Travelers Life and Annuity Company
     Independent Auditors' Report                                                               F-1
     Statements of Income                                                                       F-2
     Balance Sheets                                                                             F-3
     Statements of Changes in Shareholder's Equity                                              F-4
     Statements of Cash Flows                                                                   F-5
     Notes to Financial Statements                                                              F-6

Independent Auditors' Report                                                                   F-30

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002           F-31

Schedule III - Supplementary Insurance Information 2000-2002                                   F-32

Schedule IV - Reinsurance 2000-2002                                                            F-33

All other schedules are inapplicable for this filing.

                                      F-29

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of January 21, 2003, we reported on the balance sheets of The
Travelers Life and Annuity Company as of December 31, 2002 and 2001, and the
related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-30

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                ($ IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT SHOWN IN
TYPE OF INVESTMENT                                              COST        VALUE     BALANCE SHEET (1)
-------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
            authorities                                      $  470,768   $  486,651    $  486,651
         States, municipalities and political subdivisions       49,472       56,642        56,642
         Foreign governments                                     21,530       23,380        23,380
         Public utilities                                       425,661      398,706       398,706
         Convertible bonds and bonds with warrants attached      30,170       31,063        31,063
         All other corporate bonds                            3,381,892    3,518,725     3,518,725
-------------------------------------------------------------------------------------------------------
              Total Bonds                                     4,379,493    4,515,167     4,515,167
     Redeemable Preferred Stocks                                  4,595        5,132         5,132
-------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                               4,384,088    4,520,299     4,520,299
-------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                  2,599        1,937         1,937
-------------------------------------------------------------------------------------------------------
              Total Common Stocks                                 2,599        1,937         1,937
     Non-Redeemable Preferred Stocks                             12,340       12,558        12,558
-------------------------------------------------------------------------------------------------------
         Total Equity Securities                                 14,939       14,495        14,495
-------------------------------------------------------------------------------------------------------

Mortgage Loans                                                  134,078                    134,078
Policy Loans                                                     27,491                     27,491
Short-Term Securities                                           475,365                    475,365
Other Investments (2) (3)                                       303,621                    302,996
-------------------------------------------------------------------------------------------------------
         Total Investments                                   $5,339,582                 $5,474,724
=======================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to
    Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of
    $53,106 and $54,129, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-31

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2000-2002
                                ($ IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                       FUTURE POLICY                                        BENEFITS, CLAIMS,
                                       BENEFITS, LOSSES,                   NET INVESTMENT   LOSSES AND
                 DEFERRED POLICY       CLAIMS AND LOSS       PREMIUM       INCOME           SETTLEMENT
                 ACQUISITION COSTS     EXPENSES (1)          REVENUE                        EXPENSES (2)
---------------------------------------------------------------------------------------------------------------

     2002           $1,064,118           $5,031,775          $42,893         $311,946         $275,123

     2001             $814,369           $3,665,426          $39,222         $251,054         $214,722

     2000             $579,567           $2,621,187          $33,941         $214,174         $155,982

---------------------------------------------------------

                                 OTHER
 AMORTIZATION OF DEFERRED        OPERATING     PREMIUMS
 POLICY ACQUISITION COSTS        EXPENSES      WRITTEN
---------------------------------------------------------

        $66,972                  $32,352       $42,893

        $89,475                  $23,404       $39,222

        $68,254                  $14,095       $33,941

(1) Includes contractholder funds.

(2) Includes interest credited on contractholder funds.

                                       F-32

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                ASSUMED                   PERCENTAGE
                                                 CEDED TO        FROM                     OF AMOUNT
                                    GROSS          OTHER         OTHER         NET         ASSUMED
                                    AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
----------------------------------------------------------------------------------------------------

2002
----

Life Insurance In Force            $35,807,212   $29,261,075     $  --       $6,546,137       --%
Premiums:
     Annuity                           $ 4,515       $    --     $  --          $ 4,515
     Individual life                    53,310        14,932        --           38,378
                                       -------       -------     -----          -------
         Total Premiums                $57,825       $14,932     $  --          $42,893       --%
                                       =======       =======     =====          =======

2001
----

Life Insurance In Force            $28,793,622   $23,818,768     $  --       $4,974,854       --%
Premiums:
     Annuity                           $ 3,319       $    --     $  --          $ 3,319
     Individual Life                    47,826        11,923                     35,903
                                       -------       -------     -----          -------
         Total Premiums                $51,145       $11,923     $  --          $39,222       --%
                                       =======       =======     =====          =======

2000
----

Life Insurance In Force            $21,637,160   $17,355,206     $  --       $4,281,954       --%
Premiums:
     Annuity                           $ 6,034       $    --     $  --          $ 6,034
     Individual life                    36,770         8,863        --           27,907
                                       -------       -------     -----          -------
         Total Premiums                $42,804       $ 8,863     $  --          $33,941       --%
                                       =======       =======     =====          =======

                                       F-33

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

Statements of Income for the years ended December 31, 2002, 2001 and 2000
Balance Sheets as of December 31, 2002 and 2001
Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit No. 1 to the Registration Statement on Form N-4, filed July 30, 1998.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

6(a)	Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

6(b)	By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

7.	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit No. 9 to the Registration Statement on Form N-4, filed July 30, 1998.)

10	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60215 filed November 9, 1998)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit No. 15(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 17, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit No. 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 11, 2001.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-60215 filed April 25, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 798 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities. The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, T LAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Life and Annuity Company One Cityplace Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 24th day of April, 2003.

THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically